Schedule of Investments PIMCO Fixed Income SHares: Series C	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 156.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.8%
Castlelake Aircraft Securitization Trust 3.967% due 07/15/2042		$6,370	$4,839
PG&E Corp. 3.120% (LIBOR03M + 2.250%) due 12/31/2020 ~		6,000	5,970
State of Qatar
2.571% (LIBOR03M + 0.800%) due 12/21/2020 «~		3,050	3,047
2.721% (LIBOR03M + 0.800%) due 12/21/2020 «~		3,050	3,047
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		3,900	3,909
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		5,766	4,724
Total Loan Participations and Assignments (Cost $28,038)			25,536
CORPORATE BONDS & NOTES 42.6%
BANKING & FINANCE 30.8%
ABN AMRO Bank NV 4.800% due 04/18/2026		2,400	2,390
Air Lease Corp. 3.000% due 09/15/2023		3,150	2,544
American Tower Corp.
3.500% due 01/31/2023		3,375	3,404
4.700% due 03/15/2022		1,600	1,626
Aviation Capital Group LLC 3.500% due 11/01/2027		1,300	994
Bank of America Corp.
3.419% due 12/20/2028 •		25,728	26,619
4.000% due 04/01/2024		271	289
Barclays Bank PLC 7.625% due 11/21/2022 (d)		12,100	12,384
Barclays PLC 4.375% due 01/12/2026		1,500	1,531
BNP Paribas S.A.
4.400% due 08/14/2028		14,700	15,838
4.705% due 01/10/2025 •		8,000	8,349
BPCE S.A. 5.150% due 07/21/2024		1,000	1,056
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		4,000	3,593
CIT Group, Inc. 4.750% due 02/16/2024		5,400	5,299
Cooperatieve Rabobank UA 4.375% due 08/04/2025		6,300	6,466
Credit Agricole S.A. 7.500% due 06/23/2026 •(c)(d)	GBP	100	114
Credit Suisse AG
5.750% due 09/18/2025 •(d)	EUR	500	545
6.500% due 08/08/2023 (d)		$7,466	7,632
Credit Suisse Group AG 7.500% due 07/17/2023 •(c)(d)		10,000	9,223
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		400	407
Crown Castle International Corp.
4.300% due 02/15/2029		3,000	3,118
5.250% due 01/15/2023		4,000	4,248
Deutsche Bank AG
3.961% due 11/26/2025 •		9,000	8,338
4.250% due 10/14/2021		16,975	16,160
Discover Financial Services 4.500% due 01/30/2026		7,000	7,155
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		4,603	4,675
EPR Properties 3.750% due 08/15/2029		10,200	7,651
FleetBoston Financial Corp. 6.875% due 01/15/2028		2,120	2,624
Ford Motor Credit Co. LLC
3.550% due 10/07/2022		5,000	4,688
5.584% due 03/18/2024		400	373
General Motors Financial Co., Inc. 4.250% due 05/15/2023		23,220	21,023

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2020 (Unaudited)

GLP Capital LP
4.000% due 01/15/2030		2,278	1,931
5.250% due 06/01/2025		2,350	2,191
5.300% due 01/15/2029		3,150	2,716
Goldman Sachs Group, Inc.
3.850% due 01/26/2027		25,000	25,778
4.000% due 03/03/2024		16,700	17,545
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		3,200	3,021
Harborwalk Funding Trust 5.077% due 02/15/2069 •		4,500	5,325
HSBC Holdings PLC
4.583% due 06/19/2029 •		4,000	4,266
5.875% due 09/28/2026 •(c)(d)	GBP	11,600	12,881
6.375% due 09/17/2024 •(c)(d)		$1,200	1,114
ING Groep NV 4.625% due 01/06/2026		5,000	5,280
Intesa Sanpaolo SpA 3.375% due 01/12/2023		10,400	9,942
JPMorgan Chase & Co. 3.625% due 05/13/2024		900	940
Karntner Ausgleichszahlungs-Fonds
0.000% due 01/01/2023 «	EUR	191	16
0.000% due 01/01/2023 «		1,211	104
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(c)(d)		$7,100	6,386
Morgan Stanley
3.591% due 07/22/2028 •		12,000	12,601
3.700% due 10/23/2024		10,000	10,585
4.000% due 07/23/2025		6,900	7,399
7.500% due 04/02/2032 þ(e)		7,000	6,122
MPT Operating Partnership LP 3.692% due 06/05/2028	GBP	1,600	1,885
Navient Corp.
5.875% due 03/25/2021		$5,255	5,166
7.250% due 01/25/2022		12,700	12,475
New York Life Insurance Co. 4.450% due 05/15/2069		7,000	7,357
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		7,700	6,643
Piper Jaffray Cos. 4.740% due 10/15/2021		4,000	3,795
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(c)(d)		1,800	1,660
8.625% due 08/15/2021 •(c)(d)		17,400	17,058
Santander UK Group Holdings PLC 2.875% due 08/05/2021		3,100	3,053
SLM Student Loan Trust 1.010% (BP0003M + 0.550%) due 12/15/2039 ~	GBP	7,810	8,721
Springleaf Finance Corp. 6.125% due 05/15/2022		$7,700	7,871
Synchrony Financial 3.950% due 12/01/2027		1,100	981
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	381	576
5.744% due 04/13/2040		1,062	1,642
5.801% due 10/13/2040		6,913	10,790
UBS AG
4.750% due 02/12/2026 •(d)	EUR	400	436
7.625% due 08/17/2022 (d)		$6,000	6,183
Wells Fargo & Co.
3.196% due 06/17/2027 •		4,600	4,746
3.450% due 02/13/2023		5,400	5,560
4.150% due 01/24/2029		5,400	5,904
			439,001
INDUSTRIALS 11.0%
Ashtead Capital, Inc. 4.250% due 11/01/2029		1,600	1,367
Bacardi Ltd. 4.450% due 05/15/2025		6,100	6,423
Bayer U.S. Finance LLC 4.375% due 12/15/2028		6,900	7,390
Cameron LNG LLC 2.902% due 07/15/2031		5,100	4,486
Campbell Soup Co. 3.650% due 03/15/2023		1,658	1,691
Charter Communications Operating LLC
4.908% due 07/23/2025		800	863
5.125% due 07/01/2049		2,000	2,137
Citrix Systems, Inc. 3.300% due 03/01/2030		2,350	2,200
CVS Health Corp.
4.100% due 03/25/2025		2,850	3,005
4.300% due 03/25/2028		10,000	10,641

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2020 (Unaudited)

DAE Funding LLC 5.250% due 11/15/2021	6,300	5,761
Dell International LLC 6.020% due 06/15/2026	2,200	2,346
Ecopetrol S.A. 5.875% due 09/18/2023	3,400	3,353
Equifax, Inc. 2.562% (US0003M + 0.870%) due 08/15/2021 ~	4,050	3,953
General Mills, Inc.
3.700% due 10/17/2023	4,000	4,078
4.000% due 04/17/2025	4,600	4,966
Global Payments, Inc. 2.650% due 02/15/2025	5,800	5,761
Huntsman International LLC 4.500% due 05/01/2029	1,700	1,453
Kansas City Southern 4.200% due 11/15/2069	4,600	4,484
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021	300	296
3.950% due 09/01/2022	1,000	992
Kraft Heinz Foods Co. 4.375% due 06/01/2046	6,200	5,621
Las Vegas Sands Corp.
3.200% due 08/08/2024	2,600	2,346
3.500% due 08/18/2026	5,000	4,585
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029	3,175	2,885
Magellan Health, Inc. 4.900% due 09/22/2024	8,500	7,894
Marvell Technology Group Ltd. 4.875% due 06/22/2028	6,050	6,281
Northwest Airlines Pass-Through Trust 7.041% due 10/01/2023	930	1,013
Ooredoo International Finance Ltd. 5.000% due 10/19/2025	4,500	4,761
Oracle Corp. 3.600% due 04/01/2040 (a)	12,700	12,687
Sands China Ltd. 4.600% due 08/08/2023	15,400	15,839
Syngenta Finance NV 4.441% due 04/24/2023	2,500	2,358
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	3,800	3,234
Trustees of the University of Pennsylvania 3.610% due 02/15/2119	6,500	6,634
Walgreens Boots Alliance, Inc. 3.800% due 11/18/2024	2,074	2,135
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028	1,400	1,290
		157,209
UTILITIES 0.8%
AT&T, Inc. 3.400% due 05/15/2025	5,500	5,699
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^	945	802
Vodafone Group PLC 3.750% due 01/16/2024	4,150	4,330
		10,831
Total Corporate Bonds & Notes (Cost $620,674)		607,041
MUNICIPAL BONDS & NOTES 2.3%
CALIFORNIA 0.3%
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	2,995	3,895
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2008 5.630% due 01/01/2022	95	97
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	114	130
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	1,095	1,230
		1,457
NEW JERSEY 0.4%
Rutgers The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	5,000	6,006

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2020 (Unaudited)

NEW YORK 0.8%
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 3.287% due 08/01/2069		11,700	10,907
TEXAS 0.3%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024		4,925	4,844
VIRGINIA 0.4%
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119		5,500	5,192
Total Municipal Bonds & Notes (Cost $32,166)			32,301
U.S. GOVERNMENT AGENCIES 56.1%
Freddie Mac 6.500% due 01/01/2038 - 10/01/2038		37	42
Ginnie Mae 4.000% (H15T1Y + 1.500%) due 01/20/2022 ~		1	1
Ginnie Mae, TBA 3.500% due 04/01/2050 - 05/01/2050		154,000	162,197
Uniform Mortgage-Backed Security
4.000% due 09/01/2048 - 01/01/2049		54,330	58,008
4.500% due 08/01/2039 - 11/01/2041		199	219
Uniform Mortgage-Backed Security, TBA
2.500% due 06/01/2050		97,300	100,425
3.000% due 04/01/2035 - 05/01/2050		155,500	162,878
3.500% due 04/01/2035 - 05/01/2035		52,400	55,115
4.000% due 04/01/2050 - 05/01/2050		242,500	258,896
Total U.S. Government Agencies (Cost $779,937)			797,781
U.S. TREASURY OBLIGATIONS 21.2%
U.S. Treasury Bonds
2.250% due 08/15/2049 (g)		22,600	27,503
2.375% due 11/15/2049 (g)		39,700	49,583
3.000% due 02/15/2049 (g)(k)		33,000	46,029
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2030 (k)		43,110	44,480
0.250% due 07/15/2029 (g)(i)		72,201	75,059
0.750% due 07/15/2028) (i)(k)		2,446	2,619
0.875% due 01/15/2029 (i)(k)		45,509	49,502
U.S. Treasury Notes
1.500% due 01/31/2027 (i)(k)		6,669	7,098
Total U.S. Treasury Obligations (Cost $273,365)			301,873
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.3%
Banc of America Funding Trust 4.184% due 01/20/2047 ^~		42	36
Bear Stearns Adjustable Rate Mortgage Trust
3.120% due 05/25/2034 ~		22	17
4.149% due 10/25/2033 ~		17	15
Bear Stearns ALT-A Trust 3.661% due 02/25/2036 ^~		488	382
Cascade Funding Mortgage Trust 4.000% due 10/25/2068 ~		2,456	2,431
Citigroup Mortgage Loan Trust 3.258% due 04/25/2066 ~		8,351	8,292
Citigroup Mortgage Loan Trust, Inc.
3.840% due 09/25/2035 •		79	76
4.550% due 09/25/2035 •		59	55
Civic Mortgage LLC 4.349% due 11/25/2022 þ		1,325	1,320
Countrywide Alternative Loan Trust
1.147% due 05/25/2036 •		47	35
6.000% due 08/25/2034		6,024	6,235
Countrywide Home Loan Mortgage Pass-Through Trust
1.587% due 03/25/2035 •		88	68
3.785% due 08/25/2034 ^~		8	7
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.800% due 07/25/2033 ~		3	3
Credit Suisse Mortgage Capital Certificates 3.549% due 08/26/2058		5,048	5,249
Credit Suisse Mortgage Capital Trust
3.319% due 10/27/2059 ~		8,570	8,417
3.322% due 10/25/2058 ~		9,014	9,421
Downey Savings & Loan Association Mortgage Loan Trust
1.010% due 08/19/2045 •		592	498
4.158% due 07/19/2044 ~		390	341
Eurosail PLC 1.456% due 06/13/2045 •	GBP	1,905	2,159

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2020 (Unaudited)

Finsbury Square PLC 0.000% due 03/16/2070 •		8,200	9,922
GreenPoint Mortgage Funding Trust 1.407% due 06/25/2045 •		$1,475	1,165
GreenPoint Mortgage Funding Trust Pass-Through Certificates 4.286% due 10/25/2033 ~		2	2
GSR Mortgage Loan Trust
2.930% due 03/25/2033 •		19	17
4.098% due 09/25/2035 ~		103	98
4.398% due 09/25/2035 ~		155	152
HarborView Mortgage Loan Trust
0.940% due 01/19/2038 •		128	103
1.113% due 06/20/2035 •		201	187
HomeBanc Mortgage Trust
1.207% due 01/25/2036 •		656	610
3.371% due 04/25/2037 ^~		34	33
JPMorgan Mortgage Trust
3.659% due 11/25/2033 ~		14	14
3.983% due 07/25/2035 ~		230	212
4.067% due 07/25/2035 ~		121	118
4.370% due 02/25/2035 ~		14	12
Morgan Stanley Mortgage Loan Trust 4.037% due 08/25/2034 ~		1,111	1,018
RBSSP Resecuritization Trust 2.116% due 04/26/2037 •		673	655
Residential Accredit Loans, Inc. Trust 1.157% due 04/25/2046 •		833	307
Structured Adjustable Rate Mortgage Loan Trust 3.872% due 02/25/2034 ~		29	26
Structured Asset Mortgage Investments Trust 1.567% due 09/25/2045 •		444	407
Towd Point Mortgage Funding 1.611% due 07/20/2045 •	GBP	13,545	16,476
Uropa Securities PLC
0.734% due 06/10/2059 •		6,633	7,849
0.884% due 06/10/2059 •		1,617	1,863
1.084% due 06/10/2059 •		1,265	1,409
1.284% due 06/10/2059 •		1,347	1,411
WaMu Mortgage Pass-Through Certificates Trust
1.257% due 01/25/2045 •		$61	55
1.687% due 11/25/2034 •		673	606
2.966% due 02/25/2046 •		483	422
Total Non-Agency Mortgage-Backed Securities (Cost $91,695)			90,206
ASSET-BACKED SECURITIES 22.1%
ACE Securities Corp. Home Equity Loan Trust 1.727% due 04/25/2034 •		346	313
ALME Loan Funding DAC 0.750% due 01/15/2031 •	EUR	8,500	9,089
Ameriquest Mortgage Securities Trust 1.337% due 03/25/2036 •		$75	73
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.862% due 01/25/2035 •		4,558	4,294
Atrium Corp. 2.632% due 04/22/2027 •		5,650	5,568
Aurium CLO DAC 0.670% due 04/16/2030 •	EUR	6,850	7,185
Bayview Koitere Fund Trust 3.967% due 07/28/2033 þ		$599	540
Bayview Opportunity Master Fund Trust 3.967% due 03/28/2034 þ		129	129
Bear Stearns Asset-Backed Securities Trust
1.147% due 12/25/2036 •		606	602
1.437% due 09/25/2035 •		6,778	6,657
1.947% due 10/25/2037 •		135	132
Cairn CLO BV 0.670% due 01/31/2030 •	EUR	5,550	5,838
Centex Home Equity Loan Trust 1.587% due 10/25/2035 •		$4,279	3,833
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 1.877% due 05/25/2035 •		3,499	3,336
CLNC FL1 Ltd. 2.000% due 08/20/2035 •		15,000	13,977
Conseco Finance Corp.
6.220% due 03/01/2030		31	32
6.530% due 02/01/2031 ~		1,699	1,616
Crown Point CLO Ltd. 2.989% due 10/20/2028 •		9,260	8,936
Denali Capital CLO LLC 2.844% due 10/26/2027 •		22,470	22,010
Dryden Senior Loan Fund 2.731% due 10/15/2027 •		8,151	7,814
ECAF Ltd.
3.473% due 06/15/2040		258	227
4.947% due 06/15/2040		392	336

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2020 (Unaudited)

ECMC Group Student Loan Trust 1.697% due 02/27/2068 •		6,992	6,666
First Franklin Mortgage Loan Trust 1.682% due 09/25/2035 •		197	197
First NLC Trust 1.652% due 12/25/2035 •		313	304
Gallatin CLO Ltd. 2.881% (US0003M + 1.050%) due 07/15/2027 ~		13,505	13,225
Harvest CLO DAC 0.630% due 11/18/2029 •	EUR	2,031	2,219
Jamestown CLO Ltd. 3.056% due 01/17/2027 •		$6,899	6,807
Jubilee CLO BV 0.311% due 12/15/2029 •	EUR	12,850	13,204
LMREC, Inc.
1.909% due 02/22/2032 •		$213	208
3.329% due 11/24/2031 •		2,653	2,618
Loomis Sayles CLO Ltd. 2.731% due 04/15/2028 •		14,000	13,603
M360 Advisors LLC 4.395% due 07/24/2028		2,192	2,170
MACH Cayman Ltd. 3.474% due 10/15/2039		2,419	1,694
Merrill Lynch Mortgage Investors Trust 1.067% due 02/25/2037 •		166	59
METAL LLC 4.581% due 10/15/2042		1,981	1,619
Morgan Stanley ABS Capital, Inc. Trust
1.592% due 09/25/2035 •		281	274
1.847% due 07/25/2034 •		6,177	5,662
2.197% due 07/25/2037 •		7,000	5,138
Morgan Stanley Mortgage Loan Trust 1.307% due 04/25/2037 •		114	44
Mountain View CLO Ltd. 2.631% due 10/15/2026 •		4,612	4,564
Navient Student Loan Trust 1.997% due 12/27/2066 •		13,966	13,706
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 1.832% due 09/25/2035 •		1,000	964
OCP CLO Ltd. 2.631% due 07/15/2027 •		2,079	2,059
Prosper Marketplace Issuance Trust 3.350% due 10/15/2024		346	344
Residential Asset Securities Corp. Trust 1.587% due 08/25/2035 •		6,189	5,664
S-Jets Ltd. 3.967% due 08/15/2042		4,966	3,535
SLM Student Loan Trust 1.291% due 03/15/2038 •	GBP	18,810	21,897
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		$4,644	4,640
Structured Asset Investment Loan Trust 1.652% due 03/25/2034 •		2,758	2,485
Structured Asset Securities Corp. Mortgage Loan Trust
1.287% due 02/25/2036 •		181	180
1.622% due 11/25/2035 •		465	464
Symphony CLO Ltd. 2.711% due 04/15/2028 •		9,600	9,332
Telos CLO Ltd. 2.786% due 04/17/2028 •		2,947	2,864
TICP CLO Ltd. 2.659% due 04/20/2028 •		12,450	12,075
Toro European CLO DAC 0.650% due 04/15/2030 •	EUR	6,080	6,420
Towd Point Mortgage Trust 1.947% due 10/25/2059 •		$11,618	11,376
Venture CDO Ltd. 2.711% due 04/15/2027 •		23,000	22,406
Venture CLO Ltd. 3.049% due 04/20/2029 •		9,300	8,997
WAVE LLC 3.597% due 09/15/2044		2,411	1,599
Wells Fargo Home Equity Asset-Backed Securities Trust
1.832% due 11/25/2035 •		232	232

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2020 (Unaudited)

1.997% due 10/25/2034 •	166	159
Total Asset-Backed Securities (Cost $330,249)		314,210
	SHARES
PREFERRED SECURITIES 3.7%
BANKING & FINANCE 3.2%
Banco Santander S.A. 6.250% due 09/11/2021 •(c)(d)	400,000	398
Bank of America Corp. 5.875% due 03/15/2028 •(c)	6,700,000	6,795
Charles Schwab Corp.
4.625% due 03/01/2022 •(c)	4,503,000	4,099
5.000% due 12/01/2027 •(c)	5,000,000	4,204
JPMorgan Chase & Co.
5.000% due 08/01/2024 •(c)	3,600,000	3,378
5.240% (US0003M + 3.470%) due 04/30/2020 ~(c)	15,109,000	13,662
MetLife Capital Trust 7.875% due 12/15/2067	600,000	697
State Street Corp. 5.625% due 12/15/2023 •(c)(g)	14,000,000	12,344
		45,577
INDUSTRIALS 0.5%
General Electric Co. 5.000% due 01/21/2021 •(c)	9,000,000	7,442
Total Preferred Securities (Cost $58,680)		53,019
SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (f) 0.8%		10,710
Total Short-Term Instruments (Cost $10,710)		10,710
Total Investments in Securities (Cost $2,225,514)		2,232,677
INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III	956,897	9,398
Total Short-Term Instruments (Cost $9,385)		9,398
Total Investments in Affiliates (Cost $9,385)		9,398
Total Investments 157.6% (Cost $2,234,899)		$2,242,075
Financial Derivative Instruments (h)(j) (0.3)%(Cost or Premiums, net $4,523)		(4,307)
Other Assets and Liabilities, net (57.3)%		(814,781)
Net Assets 100.0%		$1,422,987

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Morgan Stanley	7.500%	04/02/2032	02/11/2020	$5,946	$6,122	0.43%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$10,710	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2021	$(10,925)	$10,710	$10,710
Total Repurchase Agreements	$(10,925)	$10,710	$10,710
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	1.730%	02/14/2020	04/14/2020	$(1,172)	$(1,175)
BOS	1.720	02/05/2020	04/06/2020	(19,319)	(19,370)
GRE	1.730	02/13/2020	04/13/2020	(19,299)	(19,343)
1.740	02/24/2020	04/06/2020	(16,591)	(16,621)
JPS	1.150	03/05/2020	TBD(2)	(4,061)	(4,065)
SGY	0.750	03/16/2020	04/16/2020	(31,787)	(31,798)
Total Reverse Repurchase Agreements	$(92,372)
(g)	Securities with an aggregate market value of $101,009 and cash of $691 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(90,945) at a weighted average interest rate of 1.423%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond June Futures	06/2020	181	$(34,437)	$461	$217	$(208)
U.S. Treasury 10-Year Note June Futures	06/2020	150	(20,803)	(853)	21	0

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2020 (Unaudited)

United Kingdom Long Gilt June Futures	06/2020	291	(49,226)	(991)	181	(144)
Total Futures Contracts	$(1,383)	$419	$(352)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	06/20/2022	1.913%	$30,500	$3,769	$(1,672)	$2,097	$242	$0
Ford Motor Co.	5.000	Quarterly	12/20/2023	9.312	10,600	1,925	(3,215)	(1,290)	0	(16)
General Electric Co.	1.000	Quarterly	12/20/2023	1.948	5,800	(201)	9	(192)	33	0
General Electric Co.	1.000	Quarterly	06/20/2024	2.039	3,400	(6)	(133)	(139)	25	0
General Electric Co.	1.000	Quarterly	12/20/2024	2.153	1,800	(29)	(62)	(91)	13	0
$5,458	$(5,073)	$385	$313	$(16)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
iTraxx Europe Main 32 5-Year Index	1.000%	Quarterly	12/20/2024	EUR	26,300	$234	$(164)	$70	$0	$(44)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.270%	Semi-Annual	03/03/2022	CAD	46,800	$0	$308	$308	$3	$0
Pay	3-Month CAD-Bank Bill	1.273	Semi-Annual	03/03/2022	17,500	0	115	115	1	0
$0	$423	$423	$4	$0
Total Swap Agreements	$5,692	$(4,814)	$878	$317	$(60)
(i)

Securities with an aggregate market value of $13,932 and cash of $17,107 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	04/2020	GBP	72,141	$93,019	$3,412	$0
04/2020	$711	JPY	76,686	2	0
05/2020	JPY	76,687	$713	0	(2)
06/2020	KRW	16,174,818	13,640	316	0
06/2020	$32,402	TWD	963,803	0	(385)
BPS	04/2020	EUR	317	$359	10	0
04/2020	GBP	1,041	1,350	57	0
04/2020	$1,644	GBP	1,410	108	0
05/2020	COP	42,780,659	$10,242	0	(246)
06/2020	TWD	1,883,729	63,374	797	0
06/2020	$13,069	INR	945,743	0	(672)
06/2020	411	PLN	1,602	0	(24)
BRC	04/2020	2,299	GBP	1,880	37	0
04/2020	34,702	JPY	3,814,314	772	0
05/2020	GBP	1,880	$2,300	0	(37)
CBK	04/2020	EUR	52,112	57,149	15	(341)
04/2020	GBP	1,250	1,517	27	(62)
04/2020	MXN	224,692	9,882	426	0
04/2020	$11,710	COP	40,006,120	0	(1,874)
04/2020	838	EUR	750	0	(11)
04/2020	1,449	GBP	1,179	15	0
06/2020	INR	956,116	$12,689	156	0
GLM	05/2020	RUB	7,083	88	0	(2)
JPM	04/2020	$213	ZAR	3,171	0	(36)
MYI	04/2020	AUD	38,811	$25,530	1,657	0
04/2020	$25,897	AUD	39,134	0	(1,826)
06/2020	26,820	IDR	372,388,536	0	(4,145)
SCX	04/2020	9,237	EUR	8,208	0	(184)
04/2020	103,112	GBP	84,297	1,593	0
05/2020	EUR	43,471	$47,759	0	(246)
05/2020	GBP	84,297	103,192	0	(1,586)
06/2020	IDR	381,690,270	25,983	2,742	0
06/2020	$13,747	KRW	16,389,586	0	(246)
06/2020	31,650	TWD	941,493	0	(374)
SOG	06/2020	RUB	4,176	$54	1	0
SSB	04/2020	$11,133	MXN	213,378	0	(2,153)
TOR	04/2020	GBP	14,334	$18,580	776	0
UAG	04/2020	JPY	3,891,000	36,708	521	0
Total Forward Foreign Currency Contracts	$13,440	$(14,452)
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800%	06/17/2020	42,000	$(44)	$(733)
GST	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	06/17/2020	56,800	(69)	(992)
Total Written Options	$(113)	$(1,725)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value (6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	UBS AG	(1.000)%	Quarterly	09/20/2022	1.144%	$2,800	$(16)	$25	$9	$0
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value (6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	1.719%	$9,250	$(644)	$502	$0	$(142)
Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.895	13,500	(220)	(210)	0	(430)
Mexico Government International Bond	1.000	Quarterly	06/20/2024	2.001	2,800	(45)	(67)	0	(112)
BRC	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	5.992	800	66	(81)	0	(15)
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	2.474	3,000	(52)	(144)	0	(196)
Mexico Government International Bond	1.000	Quarterly	06/20/2024	2.001	1,200	(20)	(28)	0	(48)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	2.301	200	(7)	(3)	0	(10)
Brazil Government International Bond	1.000	Quarterly	12/20/2024	2.474	2,200	(34)	(109)	0	(143)
Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.754	2,300	(21)	(33)	0	(54)
Mexico Government International Bond	1.000	Quarterly	12/20/2024	2.175	1,700	(14)	(75)	0	(89)
Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	5.992	500	43	(52)	0	(9)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.895	900	(15)	(14)	0	(29)
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2024	2.001	100	(2)	(2)	0	(4)

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2020 (Unaudited)

MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	2.175	11,900	(75)	(547)	0	(622)
$(1,040)	$(863)	$0	$(1,903)
Total Swap Agreements	$(1,056)	$(838)	$9	$(1,903)
(k)

Securities with an aggregate market value of $10,850 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$15,533	$10,003	$25,536
Corporate Bonds & Notes
Banking & Finance	0	438,881	120	439,001
Industrials	0	157,209	0	157,209
Utilities	0	10,831	0	10,831
Municipal Bonds & Notes
California	0	3,895	0	3,895
Illinois	0	1,457	0	1,457
New Jersey	0	6,006	0	6,006
New York	0	10,907	0	10,907
Texas	0	4,844	0	4,844
Virginia	0	5,192	0	5,192
U.S. Government Agencies	0	797,781	0	797,781
U.S. Treasury Obligations	0	301,873	0	301,873
Non-Agency Mortgage-Backed Securities	0	90,206	0	90,206
Asset-Backed Securities	0	314,210	0	314,210
Preferred Securities
Banking & Finance	0	45,577	0	45,577
Industrials	0	7,442	0	7,442
Short-Term Instruments
Repurchase Agreements	0	10,710	0	10,710
$0	$2,222,554	$10,123	$2,232,677
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,398	$0	$0	$9,398
Total Investments	$9,398	$2,222,554	$10,123	$2,242,075
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	419	317	0	736
Over the counter	0	13,449	0	13,449
$419	$13,766	$0	$14,185
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(352)	(60)	0	(412)
Over the counter	0	(18,080)	0	(18,080)
$(352)	$(18,140)	$0	$(18,492)
Total Financial Derivative Instruments	$67	$(4,374)	$0	$(4,307)
Totals	$9,465	$2,218,180	$10,123	$2,237,768

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO Fixed Income SHares: Series LD	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 170.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.3%
Qatar National Bank SAQ 2.595% (LIBOR03M + 0.900%) due 12/22/2020 «~	$1,000	$1,000
Total Loan Participations and Assignments (Cost $997)		1,000
CORPORATE BONDS & NOTES 122.3%
BANKING & FINANCE 59.2%
AerCap Ireland Capital DAC
4.250% due 07/01/2020	500	493
4.625% due 10/30/2020	500	485
Air Lease Corp. 2.750% due 01/15/2023 (c)	1,300	1,103
Aircastle Ltd. 5.500% due 02/15/2022 (c)	1,500	1,367
Ally Financial, Inc. 4.250% due 04/15/2021	200	196
American Tower Corp.
3.300% due 02/15/2021 (c)	400	400
3.375% due 05/15/2024 (c)	1,200	1,208
Aozora Bank Ltd. 3.810% due 09/07/2021	700	725
Aviation Capital Group LLC
2.875% due 01/20/2022 (c)	1,100	995
4.125% due 08/01/2025 (c)	400	345
6.750% due 04/06/2021	250	248
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023 (c)	400	360
Barclays PLC 4.338% due 05/16/2024 •(c)	1,200	1,159
BGC Partners, Inc. 5.125% due 05/27/2021	300	303
BOC Aviation Ltd.
2.375% due 09/15/2021	400	401
3.000% due 05/23/2022	1,300	1,340
Cantor Fitzgerald LP 6.500% due 06/17/2022 (c)	200	206
Citigroup, Inc.
2.751% (US0003M + 0.950%) due 07/24/2023 ~(c)	1,500	1,418
2.792% (US0003M + 1.100%) due 05/17/2024 ~	600	573
CK Hutchison International Ltd. 3.250% due 04/11/2024 (c)	1,000	1,043
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022 (c)	850	865
Danske Bank A/S
1.844% (US0003M + 1.060%) due 09/12/2023 ~(c)	1,500	1,360
2.000% due 09/08/2021 (c)	500	490
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024	82	83
Five Corners Funding Trust 4.419% due 11/15/2023 (c)	500	539
Ford Motor Credit Co. LLC
4.250% due 09/20/2022 (c)	1,600	1,508
5.750% due 02/01/2021	500	487
General Motors Financial Co., Inc. 3.550% due 07/08/2022 (c)	2,000	1,850
Hyundai Capital Services, Inc. 2.875% due 03/16/2021	1,000	996
ICICI Bank Ltd. 3.125% due 08/12/2020	300	298
International Lease Finance Corp. 8.250% due 12/15/2020	250	249
LeasePlan Corp. NV 2.875% due 10/24/2024 (c)	1,700	1,669
Mitsubishi UFJ Financial Group, Inc. 2.654% (US0003M + 0.860%) due 07/26/2023 ~(c)	2,000	1,838
Mitsubishi UFJ Lease & Finance Co. Ltd. 2.250% due 09/07/2021	1,000	984
Nationwide Building Society 3.622% due 04/26/2023 •(c)	500	497
Navient Corp.
5.875% due 03/25/2021	100	98

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2020 (Unaudited)

6.625% due 07/26/2021	400	413
7.250% due 01/25/2022	500	491
Nissan Motor Acceptance Corp. 1.825% (US0003M + 0.630%) due 09/21/2021 ~(c)	500	487
Nomura Holdings, Inc. 2.648% due 01/16/2025 (c)	1,700	1,667
ORIX Corp.
2.900% due 07/18/2022 (c)	1,200	1,234
3.200% due 01/19/2022	500	499
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022 (c)	1,300	1,176
Qatari Diar Finance QSC 5.000% due 07/21/2020	600	603
QNB Finance Ltd.
2.763% (US0003M + 1.000%) due 05/02/2022 ~	400	398
3.181% (US0003M + 1.450%) due 08/11/2021 ~	600	604
Reliance Standard Life Global Funding 2.750% due 01/21/2027 (c)	900	840
Royal Bank of Scotland Group PLC
3.498% due 05/15/2023 •(c)	600	593
4.519% due 06/25/2024 •(c)	900	908
Santander UK PLC
2.100% due 01/13/2023 (c)	1,000	971
3.400% due 06/01/2021 (c)	1,100	1,102
SBA Tower Trust 3.156% due 10/10/2045 (c)	1,800	1,798
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021 (c)	1,200	1,190
2.650% due 07/15/2021	600	595
3.000% due 07/15/2022	300	303
3.550% due 04/15/2024	300	321
Springleaf Finance Corp.
6.125% due 05/15/2022	400	409
7.750% due 10/01/2021	600	603
8.250% due 12/15/2020	200	201
Standard Chartered PLC 2.744% due 09/10/2022 •(c)	1,300	1,287
State Bank of India 2.850% (US0003M + 0.950%) due 04/06/2020 ~	600	600
Swedbank AB 1.441% (US0003M + 0.700%) due 03/14/2022 ~	200	194
		47,666
INDUSTRIALS 53.3%
AbbVie, Inc. 2.300% due 11/21/2022 (c)	1,400	1,401
Allergan Sales LLC 5.000% due 12/15/2021	400	415
Arrow Electronics, Inc. 3.500% due 04/01/2022 (c)	600	597
Bacardi Ltd. 4.500% due 01/15/2021	1,700	1,716
BAT Capital Corp. 2.764% due 08/15/2022 (c)	1,500	1,479
Bayer U.S. Finance LLC 2.750% due 07/15/2021	100	99
Boral Finance Pty. Ltd. 3.000% due 11/01/2022 (c)	1,100	1,111
Broadcom Corp. 3.000% due 01/15/2022 (c)	800	793
Broadcom, Inc. 4.250% due 04/15/2026 (c)	1,100	1,120
Carrier Global Corp. 2.242% due 02/15/2025	800	784
Central Nippon Expressway Co. Ltd. 1.591% (US0003M + 0.850%) due 09/14/2021 ~(c)	1,400	1,367
Charter Communications Operating LLC
3.579% due 07/23/2020	500	498
4.464% due 07/23/2022	1,200	1,241
4.500% due 02/01/2024	300	310
Crown Castle Towers LLC 3.222% due 05/15/2042 (c)	300	300
CVS Health Corp. 3.350% due 03/09/2021 (c)	478	481
D.R. Horton, Inc. 4.375% due 09/15/2022 (c)	1,000	1,020
Daimler Finance North America LLC 2.550% due 08/15/2022 (c)	1,700	1,632
Dell International LLC
4.420% due 06/15/2021 (c)	600	607
5.450% due 06/15/2023 (c)	400	411
Delta Air Lines, Inc. 3.625% due 03/15/2022	1,400	1,311
EMC Corp. 2.650% due 06/01/2020	240	240

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2020 (Unaudited)

GATX Corp. 2.461% (US0003M + 0.720%) due 11/05/2021 ~	200	196
General Mills, Inc. 6.610% due 10/15/2022 (c)	500	502
Georgia-Pacific LLC 3.734% due 07/15/2023 (c)	200	211
Hyundai Capital America 3.450% due 03/12/2021	700	700
Imperial Brands Finance PLC
3.125% due 07/26/2024 (c)	650	637
3.750% due 07/21/2022 (c)	1,100	1,101
Japan Tobacco, Inc. 2.000% due 04/13/2021	500	499
Kansas City Southern 3.000% due 05/15/2023 (c)	1,500	1,422
Las Vegas Sands Corp.
2.900% due 06/25/2025	300	269
3.500% due 08/18/2026 (c)	500	458
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029	153	139
Masco Corp. 5.950% due 03/15/2022	76	77
Mylan NV 3.150% due 06/15/2021 (c)	1,700	1,685
NXP BV
4.125% due 06/01/2021 (c)	500	505
4.625% due 06/15/2022 (c)	1,200	1,242
Occidental Petroleum Corp. 3.142% (US0003M + 1.450%) due 08/15/2022 ~(c)	1,100	737
Otis Worldwide Corp. 2.056% due 04/05/2025	900	883
Pacific National Finance Pty. Ltd.
4.625% due 09/23/2020 (c)	700	708
6.000% due 04/07/2023 (c)	1,000	1,094
Pioneer Natural Resources Co. 3.450% due 01/15/2021 (c)	300	289
Reynolds American, Inc. 4.000% due 06/12/2022 (c)	600	608
Ryder System, Inc. 2.875% due 06/01/2022 (c)	1,200	1,204
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021 (c)	1,400	1,378
6.250% due 03/15/2022	300	291
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/2021	100	100
Spirit AeroSystems, Inc.
1.541% (US0003M + 0.800%) due 06/15/2021 ~(c)	950	905
3.950% due 06/15/2023 (c)	1,100	955
Sprint Spectrum Co. LLC 3.360% due 03/20/2023 (c)	300	300
Syngenta Finance NV
3.698% due 04/24/2020	1,700	1,697
3.933% due 04/23/2021	200	188
Teva Pharmaceutical Finance Netherlands BV 2.200% due 07/21/2021	52	50
Volkswagen Group of America Finance LLC 2.700% due 09/26/2022 (c)	500	484
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024	800	796
ZF North America Capital, Inc. 4.000% due 04/29/2020	1,700	1,692
		42,935
UTILITIES 9.8%
AT&T, Inc.
1.964% (US0003M + 1.180%) due 06/12/2024 ~(c)	700	650
2.594% (US0003M + 0.890%) due 02/15/2023 ~(c)	1,100	1,039
Duquesne Light Holdings, Inc. 5.900% due 12/01/2021	300	320
Edison International 2.125% due 04/15/2020 (c)	1,800	1,798
Enel Finance International NV 4.250% due 09/14/2023	200	205
FirstEnergy Corp. 2.850% due 07/15/2022 (c)	700	683
Israel Electric Corp. Ltd. 5.000% due 11/12/2024	400	420
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.298% due 09/30/2020	90	92
Southern Power Co. 1.666% (US0003M + 0.550%) due 12/20/2020 ~	65	64
Sprint Communications, Inc. 6.000% due 11/15/2022	300	314
Sprint Corp. 7.250% due 09/15/2021	1,100	1,140

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2020 (Unaudited)

Telstra Corp. Ltd. 3.125% due 04/07/2025	100	107
Verizon Communications, Inc. 2.792% (US0003M + 1.100%) due 05/15/2025 ~(c)	1,100	1,003
Wisconsin Electric Power Co. 2.050% due 12/15/2024	100	101
		7,936
Total Corporate Bonds & Notes (Cost $101,666)		98,537
MUNICIPAL BONDS & NOTES 1.1%
PENNSYLVANIA 1.1%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 1.924% (US0003M + 0.130%) due 10/25/2036 ~	900	887
Total Municipal Bonds & Notes (Cost $885)		887
U.S. GOVERNMENT AGENCIES 2.3%
Fannie Mae
0.850% due 09/25/2022 •	9	9
Freddie Mac
2.500% due 06/25/2034	1,564	1,596
4.705% due 01/15/2022 •	5	5
Ginnie Mae
1.223% due 10/20/2037 •	37	37
2.342% due 08/20/2061 •	3	3
2.462% due 05/20/2066 •	162	160
Total U.S. Government Agencies (Cost $1,792)		1,810
U.S. TREASURY OBLIGATIONS 5.5%
U.S. Treasury Inflation Protected Securities (a)
0.875% due 01/15/2029	1,532	1,667
U.S. Treasury Notes
0.375% due 03/31/2022	1,300	1,304
0.500% due 03/31/2025	600	604
1.500% due 02/15/2030	800	862
Total U.S. Treasury Obligations (Cost $4,333)		4,437
NON-AGENCY MORTGAGE-BACKED SECURITIES 15.0%
Banc of America Funding Trust
1.073% due 02/20/2035 •	5	5
4.717% due 09/20/2034 ~	47	42
Bancorp Commercial Mortgage Trust 1.755% due 09/15/2036 •	199	190
Bear Stearns Adjustable Rate Mortgage Trust
3.560% due 04/25/2033 ~	21	20
4.103% due 01/25/2034 ~	7	6
4.635% due 11/25/2034 ~	44	38
Brass PLC 2.392% due 11/16/2066 •	183	179
Citigroup Mortgage Loan Trust 4.380% due 10/25/2035 •	4	4
Countrywide Alternative Loan Trust 1.107% due 07/25/2036 •	82	77
Credit Suisse First Boston Mortgage Securities Corp.
3.953% due 06/25/2033 ~	13	11
6.500% due 04/25/2033	55	57
GSR Mortgage Loan Trust
3.287% due 08/25/2033 •	59	52
4.098% due 09/25/2035 ~	4	4
Holmes Master Issuer PLC 2.251% due 10/15/2054 •	1,169	1,164
Impac CMB Trust
1.587% due 03/25/2035 •	294	261
1.947% due 07/25/2033 •	203	192
JPMorgan Chase Commercial Mortgage Securities Trust 2.155% due 12/15/2031 •	1,000	977
JPMorgan Mortgage Trust
4.055% due 06/25/2035 ~	14	13
4.241% due 02/25/2034 ~	26	23
4.251% due 04/25/2035 ~	93	93
4.280% due 09/25/2034 ~	6	6
4.370% due 02/25/2035 ~	3	2
Lanark Master Issuer PLC 2.453% due 12/22/2069 •	1,230	1,222
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ	951	853
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.185% due 06/15/2030 •	16	15
2.612% due 10/20/2029 •	10	9

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2020 (Unaudited)

Merrill Lynch Mortgage Investors Trust
1.407% due 04/25/2029 •	5	4
1.587% due 10/25/2028 •	4	4
3.732% due 02/25/2035 ~	100	88
MF1 Ltd. 2.077% due 12/25/2034 «•	2,000	1,791
Morgan Stanley Mortgage Loan Trust 3.834% due 11/25/2034 ~	6	6
Motel 6 Trust 1.625% due 08/15/2034 •	319	299
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~	983	991
Prime Mortgage Trust 1.347% due 02/25/2034 •	7	6
Sequoia Mortgage Trust
1.100% due 10/19/2026 •	58	54
1.533% due 10/20/2027 •	8	7
Structured Asset Mortgage Investments Trust
1.330% due 07/19/2034 •	32	29
1.410% due 09/19/2032 •	8	7
6.112% due 06/25/2029 ~	5	4
Structured Asset Securities Corp. Mortgage Loan Trust 1.547% due 10/25/2027 •	5	5
Thornburg Mortgage Securities Trust
1.587% due 09/25/2043 •	5	5
3.713% due 04/25/2045 ~	19	17
VMC Finance LLC 1.720% due 10/15/2035 •	679	636
WaMu Mortgage Pass-Through Certificates Trust
1.217% due 12/25/2045 •	158	142
1.237% due 10/25/2045 •	27	25
1.347% due 06/25/2044 •	23	21
1.687% due 11/25/2034 •	55	49
3.366% due 06/25/2042 •	6	5
Wells Fargo Commercial Mortgage Trust 1.647% due 12/13/2031 •	1,000	951
Wells Fargo-RBS Commercial Mortgage Trust 2.250% due 06/15/2044 •	1,431	1,440
Total Non-Agency Mortgage-Backed Securities (Cost $12,669)		12,101
ASSET-BACKED SECURITIES 22.3%
Allegro CLO Ltd. 2.990% due 01/30/2026 •	23	22
Amortizing Residential Collateral Trust 1.947% due 10/25/2034 •	248	225
Bear Stearns Asset-Backed Securities Trust
1.697% due 03/25/2035 •	1,000	911
1.747% due 10/27/2032 •	38	35
2.147% due 01/25/2045 •	417	409
Chase Funding Trust 1.687% due 10/25/2032 •	62	58
Colony American Finance Ltd. 2.544% due 06/15/2048	43	43
Countrywide Asset-Backed Certificates Trust 1.427% due 05/25/2036 •	500	449
Delta Funding Home Equity Loan Trust 1.525% due 09/15/2029 •	6	6
Finance America Mortgage Loan Trust 1.772% due 08/25/2034 •	134	124
First Franklin Mortgage Loan Trust 1.107% due 04/25/2036 •	1,389	1,231
GSAMP Trust 1.207% due 06/25/2036 •	800	713
Halcyon Loan Advisors Funding Ltd.
2.747% due 04/20/2027 •	601	598
2.949% due 04/18/2026 •	96	96
LCM LP 2.859% due 10/20/2027 •	250	242
Monarch Grove CLO 2.674% due 01/25/2028 •	1,500	1,455
New Century Home Equity Loan Trust 1.877% due 11/25/2034 •	785	705
NovaStar Mortgage Funding Trust 1.607% due 01/25/2036 •	1,500	1,429
Palmer Square Loan Funding Ltd. 2.701% due 10/24/2027 •	1,237	1,204
RAAC Trust 1.497% due 01/25/2046 •	999	956
Residential Mortgage Loan Trust 2.447% due 09/25/2029 •	3	3
Securitized Asset-Backed Receivables LLC Trust 1.622% due 01/25/2035 •	611	551
SLM Student Loan Trust
1.291% due 12/15/2025 •	303	300
2.544% due 04/25/2023 •	669	637

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2020 (Unaudited)

3.294% due 04/25/2023 •	427	423
3.494% due 07/25/2023 •	348	329
SMB Private Education Loan Trust 1.705% due 06/15/2027 •	157	153
SoFi Professional Loan Program LLC 3.020% due 02/25/2040	194	199
Towd Point Mortgage Trust
1.947% due 05/25/2058 •	1,281	1,264
1.947% due 10/25/2059 •	1,064	1,042
3.000% due 11/25/2059 ~	972	966
Venture CLO Ltd. 3.049% due 04/20/2029 •	900	871
Zais CLO Ltd. 2.981% due 04/15/2028 •	300	292
Total Asset-Backed Securities (Cost $18,705)		17,941
SOVEREIGN ISSUES 0.3%
Export-Import Bank of India 2.696% (US0003M + 1.000%) due 08/21/2022 ~	250	247
Total Sovereign Issues (Cost $250)		247
	SHARES
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
JPMorgan Chase & Co. 5.240% (US0003M + 3.470%) due 04/30/2020 ~(b)	440,000	398
Total Preferred Securities (Cost $440)		398
Total Investments in Securities (Cost $141,737)		137,358
INVESTMENTS IN AFFILIATES 3.3%
SHORT-TERM INSTRUMENTS 3.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short-Term Floating NAV Portfolio III	273,265	2,684
Total Short-Term Instruments (Cost $2,685)		2,684
Total Investments in Affiliates (Cost $2,685)		2,684
Total Investments 173.9% (Cost $144,422)		$140,042
Financial Derivative Instruments (d)(e) 0.8%(Cost or Premiums, net $(171))		624
Other Assets and Liabilities, net (74.7)%		(60,120)
Net Assets 100.0%		$80,546

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal amount of security is adjusted for inflation.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
CFR	1.500%	03/20/2020	TBD(2)		$(813)	$(813)
CIW	1.150	03/18/2020	TBD(2)		(5,075)	(5,077)
FOB	1.400	03/13/2020	04/09/2020		(5,563)	(5,567)
	1.500	03/20/2020	TBD(2)		(13,558)	(13,565)
RDR	1.113	03/10/2020	04/09/2020		(511)	(511)
	1.150	03/17/2020	TBD(2)		(545)	(545)
	1.200	03/17/2020	TBD(2)		(956)	(957)
SOG	1.300	03/05/2020	TBD(2)		(1,538)	(1,540)
	1.330	03/05/2020	TBD(2)		(18,740)	(18,759)
	1.340	03/05/2020	TBD(2)		(1,776)	(1,778)
	1.360	03/05/2020	TBD(2)		(969)	(970)
TDM	2.100	03/24/2020	04/15/2020		(774)	(774)
	2.100	03/24/2020	04/22/2020		(7,165)	(7,168)
	2.100	03/25/2020	04/23/2020		(5,311)	(5,313)
Total Reverse Repurchase Agreements						$(63,337)
(c)	Securities with an aggregate market value of $67,211 and cash of $935 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(69,956) at a weighted average interest rate of 1.789%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note June 2020 Futures	$104.750	05/22/2020	1	$2	$0	$0
Put - CBOT U.S. Treasury 2-Year Note June 2020 Futures	105.000	05/22/2020	6	12	0	0
Put - CBOT U.S. Treasury 2-Year Note June 2020 Futures	105.250	05/22/2020	40	80	0	0
Put - CBOT U.S. Treasury 2-Year Note June 2020 Futures	105.500	05/22/2020	17	34	0	0
Put - CBOT U.S. Treasury 2-Year Note June 2020 Futures	105.625	05/22/2020	32	64	0	0
Put - CBOT U.S. Treasury 2-Year Note June 2020 Futures	105.750	05/22/2020	5	10	0	0
Put - CBOT U.S. Treasury 2-Year Note June 2020 Futures	106.125	05/22/2020	6	12	0	0
Put - CBOT U.S. Treasury 2-Year Note June 2020 Futures	106.250	05/22/2020	1	2	0	0
Put - CBOT U.S. Treasury 2-Year Note June 2020 Futures	106.375	05/22/2020	58	116	1	0
Call - CBOT U.S. Treasury 5-Year Note June 2020 Futures	131.500	05/22/2020	22	22	0	1
Call - CBOT U.S. Treasury 10-Year Note June 2020 Futures	200.000	05/22/2020	41	41	37	1
Call - CBOT U.S. Treasury Ultra Long-Term Bond June 2020 Futures	184.000	05/22/2020	69	69	1	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond June 2020 Futures	265.000	05/22/2020	13	13	0	8
Call - CBOT U.S. Treasury Ultra Long-Term Bond June 2020 Futures	290.000	05/22/2020	4	4	0	1
Total Purchased Options					$39	$11

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers Acceptance March Futures	03/2021	143	25,252	$232	$4	$(1)
U.S. Treasury 2-Year Note June Futures	06/2020	88	19,394	198	0	(3)
U.S. Treasury 5-Year Note June Futures	06/2020	11	1,379	1	0	(1)
$431	$4	$(5)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2020	34	(4,715)	$(194)	$5	$0
U.S. Treasury 10-Year Ultra June Futures	06/2020	69	(10,766)	(609)	22	0
$(803)	$27	$0
Total Futures Contracts	$(372)	$31	$(5)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-33 5-Year Index	(5.000)%	Quarterly	12/20/2024	$8,036	$(521)	$997	$476	$106	$0
CDX.HY-34 5-Year Index	(5.000)	Quarterly	06/20/2025	2,500	99	53	152	34	0
$(422)	$1,050	$628	$140	$0
INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(4)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$7,400	$0	$(2)	$(2)	$0	$(1)
3-Month USD-LIBOR(4)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	5,700	0	(3)	(3)	0	0
$0	$(5)	$(5)	$0	$(1)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	2.250%	Semi-Annual	06/20/2028	CAD	1,600	$43	$65	$108	$0	$(5)
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		2,600	181	51	232	0	(10)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		$3,300	(17)	(267)	(284)	18	0
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	2,100	22	(66)	(44)	0	(3)
							$229	$(217)	$12	$18	$(18)
Total Swap Agreements							$(193)	$828	$635	$158	$(19)
Cash of $1,400 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2020 (Unaudited)

(4)	This instrument has a forward starting effective date.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BPS	04/2020	$81	CAD	111	$0	$(3)
04/2020	86	GBP	68	0	(1)
BRC	04/2020	AUD	2,863	$1,903	142	0
04/2020	GBP	46	59	2	0
04/2020	$3,576	JPY	393,100	80	0
GLM	04/2020	EUR	14	$16	0	0
JPM	04/2020	AUD	43	25	0	(1)
04/2020	JPY	298,600	2,826	49	0
04/2020	$3,550	AUD	5,761	0	(6)
04/2020	1,797	CAD	2,454	0	(53)
MYI	04/2020	AUD	2,953	$1,940	124	(1)
04/2020	GBP	34	45	2	0
04/2020	$92	AUD	140	0	(6)
SCX	04/2020	CAD	2,577	$1,930	99	0
04/2020	JPY	95,500	908	20	0
Total Forward Foreign Currency Contracts	$518	$(71)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC AUD versus USD	$0.780	04/07/2020	5,200	$1	$0
Call - OTC AUD versus USD	0.770	04/21/2020	1,500	0	0
Put - OTC USD versus CAD	CAD	1.215	04/14/2020	3,600	1	0
Call - OTC USD versus JPY	JPY	120.000	05/22/2020	3,000	0	1
Call - OTC USD versus JPY	120.000	05/29/2020	950	0	0
BPS	Call - OTC AUD versus USD	$0.795	04/27/2020	2,700	0	0
$2	$1
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2050	$72.000	05/06/2020	4,800	$0	$0
Total Purchased Options	$2	$1
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.150%	04/03/2020	9,000	$(19)	$0
Total Written Options	$(19)	$0
(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$1,000	$1,000
Corporate Bonds & Notes
Banking & Finance	0	47,666	0	47,666
Industrials	0	42,935	0	42,935
Utilities	0	7,936	0	7,936
Municipal Bonds & Notes
Pennsylvania	0	887	0	887
U.S. Government Agencies	0	1,810	0	1,810
U.S. Treasury Obligations	0	4,437	0	4,437
Non-Agency Mortgage-Backed Securities	0	10,310	1,791	12,101
Asset-Backed Securities	0	17,941	0	17,941

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2020 (Unaudited)

Sovereign Issues	0	247	0	247
Preferred Securities
Banking & Finance	0	398	0	398
$0	$134,567	$2,791	$137,358
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,684	$0	$0	$2,684
Total Investments	$2,684	$134,567	$2,791	$140,042
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	31	169	0	200
Over the counter	0	519	0	519
$31	$688	$0	$719
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	(19)	0	(24)
Over the counter	0	(71)	0	(71)
$(5)	$(90)	$0	$(95)
Total Financial Derivative Instruments	$26	$598	$0	$624
Totals	$2,710	$135,165	$2,791	$140,666

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2020:
Category and Subcategory	Beginning Balance at 12/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2020 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$1,002	$0	$0	$1	$0	$(3)	$0	$0	$1,000	$(3)
Non-Agency Mortgage-Backed Securities	$0	$0	$0	$0	$0	$0	$1,791	$0	$1,791	$0
Totals	$1,002	$0	$0	$1	$0	$(3)	$1,791	$0	$2,791	$(3)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 03/31/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$1,000	Third Party Vendor	Broker Quote	100.000	—
Non-Agency Mortgage-Backed Securities	$1,791	Proxy Pricing	Base Price	89.551	—
Total	$2,791
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Fixed Income SHares: Series M	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 156.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
PG&E Corp. 3.120% (LIBOR03M + 2.250%) due 12/31/2020 ~		$7,000	$6,965
Total Loan Participations and Assignments (Cost $6,993)			6,965
CORPORATE BONDS & NOTES 29.6%
BANKING & FINANCE 20.2%
AerCap Ireland Capital DAC 5.000% due 10/01/2021		15,800	14,184
Air Lease Corp. 3.625% due 12/01/2027		3,300	2,756
Banco Santander Mexico S.A. 4.125% due 11/09/2022		26,100	25,500
Bank of America Corp. 3.093% due 10/01/2025 •		1,400	1,431
Barclays Bank PLC 7.625% due 11/21/2022 (g)		5,500	5,629
Barclays PLC
4.375% due 01/12/2026		6,500	6,634
4.972% due 05/16/2029 •		3,100	3,351
8.000% due 06/15/2024 •(f)(g)		5,600	5,204
BGC Partners, Inc. 5.375% due 07/24/2023		10,200	10,208
BPCE S.A. 4.625% due 07/11/2024		14,300	14,086
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		4,000	3,593
CIT Group, Inc. 5.000% due 08/15/2022		600	590
Credit Suisse AG 6.500% due 08/08/2023 (g)		16,000	16,357
Credit Suisse Group AG
6.250% due 12/18/2024 •(f)(g)		1,300	1,207
7.500% due 12/11/2023 •(f)(g)		1,200	1,163
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		500	512
4.550% due 04/17/2026		1,000	1,058
Crown Castle International Corp. 4.450% due 02/15/2026		8,000	8,371
CyrusOne LP 1.450% due 01/22/2027	EUR	5,700	5,518
Deutsche Bank AG
3.961% due 11/26/2025 •		$9,000	8,338
4.250% due 10/14/2021		800	762
Discover Financial Services 4.500% due 01/30/2026		4,500	4,600
Equinix, Inc. 2.875% due 03/15/2024	EUR	10,000	10,687
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		$4,000	4,325
Ford Motor Credit Co. LLC
3.157% due 08/04/2020		1,000	980
3.550% due 10/07/2022		4,300	4,031
General Motors Financial Co., Inc.
3.200% due 07/13/2020		300	299
4.250% due 05/15/2023		9,630	8,719
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •		4,500	4,633
Harborwalk Funding Trust 5.077% due 02/15/2069 •		4,500	5,325
HSBC Holdings PLC 4.583% due 06/19/2029 •		3,400	3,626
ING Groep NV 4.625% due 01/06/2026		5,200	5,492
Intesa Sanpaolo SpA 6.500% due 02/24/2021		2,300	2,332
JPMorgan Chase & Co. 3.220% due 03/01/2025 •		5,500	5,710
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		6,400	6,401
7.500% due 09/27/2025 •(f)(g)		6,000	5,397

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2020 (Unaudited)

Morgan Stanley 7.500% due 04/02/2032 þ(h)		8,000	6,997
Ohio National Financial Services, Inc. 5.550% due 01/24/2030		6,300	6,375
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		800	759
5.250% due 08/15/2022		6,100	5,520
Piper Jaffray Cos. 4.740% due 10/15/2021		4,000	3,795
Royal Bank of Scotland Group PLC 4.800% due 04/05/2026		2,000	1,992
Sabra Health Care LP 3.900% due 10/15/2029		4,600	4,130
Santander Holdings USA, Inc. 3.244% due 10/05/2026		2,000	1,790
Santander UK Group Holdings PLC 3.373% due 01/05/2024 •		1,000	1,008
Service Properties Trust 5.000% due 08/15/2022		8,500	6,088
Sumitomo Mitsui Financial Group, Inc. 2.448% due 09/27/2024		6,400	6,394
Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	98	152
5.744% due 04/13/2040		579	895
5.801% due 10/13/2040		682	1,064
UBS AG
5.125% due 05/15/2024 (g)		$2,200	2,222
7.625% due 08/17/2022 (g)		14,600	15,045
UniCredit SpA 7.830% due 12/04/2023		8,500	9,088
VEREIT Operating Partnership LP 4.875% due 06/01/2026		1,000	965
Wells Fargo & Co.
3.584% due 05/22/2028 •		600	629
4.100% due 06/03/2026		400	428
4.150% due 01/24/2029		1,600	1,749
			286,094
INDUSTRIALS 9.2%
American Airlines Pass-Through Trust 4.950% due 07/15/2024		2,359	2,406
Bacardi Ltd. 5.150% due 05/15/2038		2,600	2,728
Bowdoin College 4.693% due 07/01/2112		6,600	7,787
Citrix Systems, Inc. 4.500% due 12/01/2027		2,500	2,589
CVS Health Corp. 3.700% due 03/09/2023		8,500	8,859
CVS Pass-Through Trust 7.507% due 01/10/2032		5,695	7,409
DAE Funding LLC 5.250% due 11/15/2021		6,200	5,669
Dell International LLC 6.020% due 06/15/2026		6,300	6,717
DP World PLC 2.375% due 09/25/2026	EUR	8,200	8,449
General Electric Co. 5.875% due 01/14/2038		$508	598
Georgia-Pacific LLC 8.000% due 01/15/2024		4,200	5,101
Imperial Brands Finance PLC 2.950% due 07/21/2020		2,700	2,695
Kinder Morgan, Inc.
5.625% due 11/15/2023		1,150	1,203
7.750% due 01/15/2032		2,200	2,542
Marvell Technology Group Ltd. 4.875% due 06/22/2028		7,000	7,267
Micron Technology, Inc. 4.185% due 02/15/2027		4,100	4,161
Odebrecht Oil & Gas Finance Ltd. 0.000% due 04/30/2020 (c)(f)		46	1
Oracle Corp. 3.600% due 04/01/2040 (a)		6,000	5,994
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		1,700	1,763
Petroleos Mexicanos 5.500% due 02/24/2025	EUR	13,000	12,352
Prosus NV 3.680% due 01/21/2030		$5,500	4,996
QVC, Inc. 5.125% due 07/02/2022		1,100	924
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		8,300	7,804
6.250% due 03/15/2022		5,400	5,241

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2020 (Unaudited)

Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		3,800	3,234
Teva Pharmaceutical Finance Netherlands BV
1.250% due 03/31/2023	EUR	1,125	1,102
3.250% due 04/15/2022		4,250	4,503
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		$4,147	3,462
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024		2,500	2,488
			130,044
UTILITIES 0.2%
Exelon Corp. 3.950% due 06/15/2025		2,500	2,516
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		21	18
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		91	30
			2,564
Total Corporate Bonds & Notes (Cost $442,151)			418,702
MUNICIPAL BONDS & NOTES 5.8%
CALIFORNIA 0.7%
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040		3,500	5,156
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020 3.706% due 05/15/2120		4,800	4,970
			10,126
ILLINOIS 0.1%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010 6.642% due 11/01/2029		1,100	1,391
NEW JERSEY 0.5%
Rutgers The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119		5,800	6,967
NEW YORK 0.5%
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 3.287% due 08/01/2069		8,000	7,457
OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.734% due 02/15/2033		900	1,179
PENNSYLVANIA 0.7%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039		600	840
State Public School Building Authority, Pennsylvania Revenue Bonds, Series 2011 5.426% due 09/15/2026		8,500	10,012
			10,852
TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024		780	767
VIRGINIA 1.5%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046		18,540	16,053
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119		5,600	5,287
			21,340
WEST VIRGINIA 1.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047		22,890	22,204
Total Municipal Bonds & Notes (Cost $74,040)			82,283
U.S. GOVERNMENT AGENCIES 54.2%
Fannie Mae
3.578% due 12/01/2034 •		40	41
3.598% due 11/01/2032 •		6	6
3.840% due 09/01/2032 •		7	7
3.910% due 10/01/2032 •		9	9

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2020 (Unaudited)

3.928% due 01/01/2033 •	15	15
4.050% due 10/01/2034 •	39	40
4.095% due 09/01/2027 •	28	28
4.355% due 05/01/2028 •	4	4
4.496% due 05/25/2042 ~	10	11
4.519% due 03/25/2041 ~	9	10
4.661% due 05/01/2033 •	46	47
6.500% due 07/18/2027	16	18
Fannie Mae, TBA 3.000% due 06/01/2040	50,000	52,252
Freddie Mac
1.155% due 08/15/2029 - 12/15/2031 •	22	21
1.205% due 09/15/2030 •	4	4
1.255% due 03/15/2032 •	4	4
1.355% due 02/15/2024 •	223	226
1.855% due 09/15/2022 •	6	6
2.055% due 08/15/2023 •	2	2
3.455% due 08/01/2032 •	19	19
4.000% due 01/01/2032 •	19	20
4.125% due 08/01/2029 •	5	5
4.206% due 02/01/2033 •	18	18
4.250% due 10/01/2032 •	8	8
4.401% due 02/01/2029 •	25	25
4.500% due 10/01/2032 •	47	48
4.621% due 07/01/2032 •	2	2
6.000% due 12/15/2028	132	150
6.500% due 12/15/2023	2	2
7.000% due 04/01/2029 - 03/01/2030	8	9
7.500% due 08/15/2030	23	28
Ginnie Mae
3.125% (H15T1Y + 1.500%) due 11/20/2023 - 10/20/2026 ~	21	22
3.125% due 10/20/2027 •	5	5
3.250% (H15T1Y + 1.500%) due 07/20/2021 - 08/20/2026 ~	37	37
3.250% due 07/20/2027 - 07/20/2029 •	32	32
3.875% (H15T1Y + 1.500%) due 06/20/2021 - 06/20/2026 ~	39	41
3.875% due 04/20/2027 - 06/20/2032 •	32	32
4.000% (H15T1Y + 1.500%) due 01/20/2022 - 01/20/2026 ~	21	20
4.000% due 01/20/2027 - 03/20/2032 •	78	80
4.375% (H15T1Y + 2.000%) due 06/20/2022 ~	7	7
NCUA Guaranteed Notes 1.466% due 10/07/2020 •	560	560
Uniform Mortgage-Backed Security
3.000% due 01/01/2046	251	266
3.500% due 05/01/2047 - 03/01/2049	11,375	12,037
4.000% due 12/01/2044 - 03/01/2049	20,075	21,448
6.000% due 09/01/2022 - 12/01/2023	26	27
6.500% due 12/01/2028	1	1
7.000% due 11/01/2038	14	14
7.010% due 08/01/2022	5	5
Uniform Mortgage-Backed Security, TBA
2.500% due 05/01/2050 - 06/01/2050	192,800	199,329
3.000% due 04/01/2050 - 05/01/2050	204,050	213,769
3.500% due 05/01/2035	3,000	3,155
4.000% due 04/01/2050 - 05/01/2050	119,500	127,585
4.500% due 04/01/2050 - 05/01/2050	127,000	136,694
Vendee Mortgage Trust 6.500% due 09/15/2024	195	216
Total U.S. Government Agencies (Cost $748,955)		768,467
U.S. TREASURY OBLIGATIONS 19.9%
U.S. Treasury Bonds
2.250% due 08/15/2049 (j)	13,000	15,820
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2030 (l)(n)	43,110	44,480
0.250% due 07/15/2029 (j)(l)	161,544	167,939
U.S. Treasury Notes
1.500% due 01/31/2027 (j)(l)(n)	50,331	53,569
Total U.S. Treasury Obligations (Cost $273,697)		281,808
NON-AGENCY MORTGAGE-BACKED SECURITIES 17.0%
Adjustable Rate Mortgage Trust
3.545% due 01/25/2036 ^~	39	34
3.972% due 02/25/2036 ^~	115	82
4.135% due 11/25/2035 ^~	119	95
4.625% due 11/25/2035 ^~	64	57
American Home Mortgage Assets Trust
1.137% due 09/25/2046 ^•	576	460
1.157% due 10/25/2046 •	524	314
2.886% due 11/25/2046 •	569	232
Banc of America Alternative Loan Trust
6.000% due 07/25/2046 ^	129	115
14.857% due 09/25/2035 ^•	108	135
Banc of America Funding Trust
0.963% due 10/20/2036 •	138	108

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2020 (Unaudited)

1.073% due 05/20/2047 •	53	49
1.157% due 04/25/2037 ^•	104	84
1.347% due 05/25/2037 ^•	103	82
1.767% due 08/27/2036 ~	7,745	6,219
3.956% due 09/20/2047 ^~	117	87
4.004% due 04/20/2035 ^~	97	83
4.083% due 09/20/2046 ^~	77	66
4.365% due 02/20/2036 ~	245	212
5.500% due 03/25/2036 ^	16	14
5.831% due 04/25/2037 ~	667	610
Banc of America Mortgage Trust
3.875% due 02/25/2034 ~	144	133
4.384% due 05/25/2035 ^~	575	515
4.441% due 07/25/2035 ^~	17	15
5.500% due 09/25/2035 ^	335	304
5.500% due 05/25/2037 ^	114	89
BCAP LLC Trust
1.097% due 05/25/2047 ^•	63	51
1.167% due 05/25/2047 ^•	405	334
1.597% due 09/25/2047 •	86	71
2.047% due 07/26/2036 ~	64	61
2.127% due 05/26/2035 •	24	23
2.147% due 10/25/2047 •	14,748	11,767
2.893% due 11/26/2046 •	116	114
3.605% due 03/26/2037 ~	95	75
3.832% due 01/26/2034 ~	3	3
3.868% due 03/27/2037 ~	351	265
4.034% due 07/26/2036 ~	203	190
Bear Stearns Adjustable Rate Mortgage Trust
3.571% due 05/25/2034 ~	34	28
3.677% due 02/25/2036 ^~	82	74
3.759% due 03/25/2035 ~	52	45
3.838% due 01/25/2035 ~	12	10
3.863% due 02/25/2034 ~	59	55
3.918% due 12/25/2046 ^•	781	614
3.948% due 11/25/2034 ~	60	53
3.969% due 06/25/2035 ^~	17	14
4.030% due 08/25/2035 ~	36	31
4.093% due 05/25/2047 ^~	194	170
4.262% due 01/25/2034 ~	58	55
4.270% due 10/25/2035 •	397	373
4.547% due 10/25/2035 ~	67	62
Bear Stearns ALT-A Trust
1.387% due 04/25/2036 ^•	132	169
3.616% due 02/25/2036 ^~	37	31
3.661% due 02/25/2036 ^~	349	273
3.716% due 08/25/2036 ^~	291	246
3.840% due 01/25/2036 ~	4,733	4,133
3.869% due 06/25/2034 ~	2,177	1,764
3.882% due 05/25/2035 ~	82	74
3.965% due 11/25/2036 ^~	110	88
4.055% due 05/25/2036 ^~	491	313
4.457% due 07/25/2035 ^~	517	383
Bear Stearns Mortgage Funding Trust 1.137% due 01/25/2037 •	109	91
Bear Stearns Mortgage Securities, Inc. 6.314% due 03/25/2031 ~	3	3
Bear Stearns Structured Products, Inc. Trust 3.726% due 01/26/2036 ^~	639	515
Cascade Funding Mortgage Trust 2.800% due 06/25/2069 ~	3,551	3,457
Chase Mortgage Finance Trust
3.789% due 03/25/2037 ^~	38	34
3.869% due 03/25/2037 ^~	70	62
4.030% due 09/25/2036 ^~	1,269	1,009
6.000% due 05/25/2037 ^	125	85
ChaseFlex Trust
1.247% due 07/25/2037 •	191	167
4.173% due 08/25/2037 ^þ	38	34
5.000% due 07/25/2037 ^	98	73
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.177% due 10/25/2035 •	1,378	1,205
Citigroup Mortgage Loan Trust
1.167% due 01/25/2037 •	3,581	2,816
3.105% due 10/25/2046 ^~	177	140
3.228% due 09/25/2059 þ	8,674	8,616
3.605% due 03/25/2037 ^~	65	51
3.928% due 09/25/2037 ~	88	81
4.128% due 09/25/2037 ^~	489	432
4.190% due 11/25/2035 •	52	47
4.380% due 10/25/2035 •	89	80
4.440% due 08/25/2035 ~	19	16
4.445% due 07/25/2037 ^~	942	770
5.500% due 12/25/2035	179	134
6.250% due 11/25/2037 ~	121	83

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2020 (Unaudited)

Citigroup Mortgage Loan Trust, Inc.
3.559% due 12/25/2035 ^~	101	66
4.592% due 08/25/2035 ~	719	670
CitiMortgage Alternative Loan Trust 6.500% due 06/25/2037 ^	137	127
Community Program Loan Trust 4.500% due 04/01/2029	80	79
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	128	90
Countrywide Alternative Loan Trust
0.953% due 02/20/2047 ^•	1,326	900
0.983% due 07/20/2046 ^•	44	30
1.087% due 08/25/2037 •	602	454
1.117% due 11/25/2036 •	243	238
1.117% due 01/25/2037 ^•	128	124
1.122% due 11/25/2036 •	6,657	5,369
1.127% due 11/25/2036 •	84	75
1.127% due 05/25/2047 •	1,143	907
1.137% due 07/25/2046 ^•	74	65
1.137% due 09/25/2046 ^•	393	332
1.167% due 05/25/2035 •	1,851	1,503
1.257% due 08/25/2035 ^•	155	122
1.447% due 05/25/2035 ^•	2,694	2,209
1.447% due 06/25/2035 •	103	84
1.467% due 07/25/2035 •	116	99
1.467% due 12/25/2035 •	917	762
1.567% due 10/25/2035 •	64	52
1.677% due 11/25/2035 •	998	888
2.966% due 02/25/2036 •	442	366
3.216% due 11/25/2047 ^•	896	705
3.346% due 11/25/2047 ^•	2,490	1,972
3.576% due 05/25/2036 ~	34	25
3.676% due 11/25/2035 ^~	92	80
3.718% due 08/25/2035 ~	188	160
3.984% due 06/25/2037 ^~	138	117
5.500% due 11/25/2035	104	75
5.500% due 02/25/2036 ^	72	57
5.750% due 03/25/2037 ^•	125	95
5.750% due 07/25/2037 ^	20	16
5.750% due 04/25/2047 ^	135	103
6.000% due 12/25/2034	76	71
6.000% due 03/25/2036 ^	204	142
6.000% due 08/25/2036 ^•	70	55
6.000% due 08/25/2036 ^	677	538
6.000% due 02/25/2037 ^	514	312
6.000% due 04/25/2037 ^	86	65
6.000% due 04/25/2037	12,916	12,230
6.000% due 05/25/2037 ^	398	211
6.000% due 08/25/2037 ^•	447	314
6.250% due 11/25/2036 ^	86	70
6.500% due 05/25/2036 ^	1,585	1,135
6.500% due 12/25/2036 ^	73	48
6.500% due 08/25/2037 ^	397	244
17.197% due 07/25/2035 •	44	55
Countrywide Home Loan Mortgage Pass-Through Trust
1.247% due 04/25/2046 ^•	7	0
1.287% due 03/25/2036 •	270	128
1.407% due 05/25/2035 •	75	60
1.487% due 02/25/2035 •	14	12
1.567% due 03/25/2035 •	258	224
1.687% due 02/25/2035 •	314	254
1.727% due 02/25/2035 •	266	216
2.786% due 04/25/2035 ^~	50	6
3.433% due 05/20/2036 ^~	127	114
3.467% due 10/20/2035 ~	45	38
3.555% due 02/20/2036 ~	191	166
3.576% due 01/25/2036 ^~	82	71
3.711% due 02/20/2036 ^•	29	23
3.817% due 11/25/2037 ~	189	150
3.826% due 11/25/2034 ~	74	67
3.902% due 05/20/2036 ~	52	45
4.245% due 08/25/2034 ~	4,263	3,994
4.521% due 06/25/2034 ~	646	616
4.692% due 08/25/2034 ^~	49	41
5.500% due 07/25/2037 ^	343	242
5.750% due 12/25/2035 ^	99	77
6.000% due 02/25/2037 ^	364	269
6.000% due 03/25/2037 ^	136	102
6.000% due 07/25/2037	203	131
6.500% due 11/25/2036 ^	853	522
Countrywide Home Loan Reperforming REMIC Trust 6.000% due 03/25/2035 ^	64	60
Credit Suisse First Boston Mortgage Securities Corp.
2.097% due 09/25/2034 ^•	60	56
2.383% due 03/25/2032 ~	13	11

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2020 (Unaudited)

Credit Suisse Mortgage Capital Certificates
2.287% due 12/27/2035 •		94	94
3.500% due 04/26/2038 ~		679	660
3.549% due 08/26/2058		4,955	5,152
4.091% due 04/28/2037 ~		313	284
Credit Suisse Mortgage Capital Trust 2.107% due 05/27/2037 •		31	30
Deutsche ALT-A Securities, Inc. 1.247% due 04/25/2037 •		335	205
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
1.107% due 01/25/2047 •		44	42
1.137% due 08/25/2047 •		343	276
Deutsche Mortgage & Asset Receiving Corp. 2.107% due 11/27/2036 •		219	206
Downey Savings & Loan Association Mortgage Loan Trust 1.070% due 07/19/2045 ^•		9	1
Eurosail PLC 1.456% due 06/13/2045 •	GBP	3,986	4,712
First Horizon Alternative Mortgage Securities Trust
3.547% due 04/25/2036 ^~		$140	117
3.582% due 01/25/2036 ^~		220	162
First Horizon Mortgage Pass-Through Trust 4.281% due 11/25/2037 ^~		44	37
GMAC Mortgage Corp. Loan Trust 3.883% due 11/19/2035 ^~		125	104
GreenPoint Mortgage Funding Trust 1.147% due 12/25/2046 ^•		326	258
GS Mortgage Securities Trust 3.602% due 10/10/2049 ~		5,000	4,755
GSC Capital Corp. Mortgage Trust 1.127% due 05/25/2036 ^•		112	94
GSR Mortgage Loan Trust
3.914% due 04/25/2035 ~		31	27
3.976% due 04/25/2035 ~		48	42
4.098% due 09/25/2035 ~		165	157
4.187% due 11/25/2035 ~		118	82
4.507% due 09/25/2035 ~		70	66
4.680% due 09/25/2034 ~		60	53
HarborView Mortgage Loan Trust
0.940% due 01/19/2038 •		43	34
0.955% due 12/19/2036 •		6,608	4,792
0.990% due 12/19/2036 ^•		4,835	3,948
1.000% due 01/19/2038 ^•		30	21
1.190% due 05/19/2035 •		2,215	2,067
1.250% due 01/19/2036 •		120	83
1.430% due 01/19/2035 •		38	34
2.465% due 07/19/2045 •		39	32
3.767% due 12/19/2035 ^~		110	73
4.088% due 06/19/2036 ^~		186	119
4.261% due 12/19/2035 ^~		56	49
HomeBanc Mortgage Trust 1.127% due 12/25/2036 •		58	54
Impac Secured Assets Trust 1.097% due 11/25/2036 •		651	585
IndyMac Mortgage Loan Trust
1.127% due 07/25/2047 •		309	227
1.137% due 09/25/2046 •		130	103
1.247% due 11/25/2035 ^•		184	120
1.507% due 03/25/2035 •		154	143
3.266% due 06/25/2037 ^~		92	76
3.406% due 10/25/2035 ~		693	537
3.552% due 06/25/2036 ~		4,944	3,687
3.555% due 11/25/2035 ^~		127	104
3.558% due 09/25/2035 ^~		84	64
3.601% due 08/25/2035 ~		826	680
3.612% due 06/25/2036 ~		1,078	955
3.879% due 08/25/2036 ~		2,453	2,005
3.973% due 06/25/2035 ^~		44	38
JPMorgan Alternative Loan Trust
1.107% due 10/25/2036 •		5,405	4,759
2.113% due 06/27/2037 •		3,060	2,384
3.422% due 12/25/2036 ~		11	10
JPMorgan Mortgage Trust
3.809% due 06/25/2037 ^~		134	103
3.914% due 11/25/2035 ^~		55	47
3.923% due 11/25/2035 ^~		84	70
3.983% due 07/25/2035 ~		285	263
4.024% due 01/25/2037 ^~		18	14
4.251% due 04/25/2035 ~		13	13
4.539% due 07/25/2035 ~		227	209
4.818% due 09/25/2034 ~		156	150
5.141% due 04/25/2035 ~		21	20
6.000% due 01/25/2036 ^		122	85
Lavender Trust 6.250% due 10/26/2036		300	221

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2020 (Unaudited)

Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ	3,044	2,729
Lehman Mortgage Trust
5.147% due 01/25/2036 ^~	137	132
5.361% due 12/25/2035 ~	210	89
6.000% due 07/25/2036 ^	78	54
Lehman XS Trust
1.137% due 11/25/2046 •	13,256	10,790
1.147% due 08/25/2046 ^•	60	52
1.177% due 04/25/2046 ^•	38	35
1.187% due 11/25/2046 ^•	13	2
1.217% due 02/25/2036 •	6,321	5,439
Luminent Mortgage Trust
1.117% due 12/25/2036 •	685	617
1.147% due 10/25/2046 •	194	164
MASTR Adjustable Rate Mortgages Trust 1.187% due 05/25/2037 •	120	65
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	977	860
8.000% due 07/25/2035	928	877
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.612% due 10/20/2029 •	35	31
Merrill Lynch Alternative Note Asset Trust
1.107% due 01/25/2037 •	131	53
1.247% due 03/25/2037 •	914	333
6.000% due 05/25/2037 ^	174	156
Merrill Lynch Mortgage Investors Trust
1.407% due 04/25/2029 •	32	29
1.607% due 09/25/2029 •	31	29
1.607% due 11/25/2029 •	50	45
2.924% due 07/25/2029 •	32	29
3.630% due 02/25/2036 ~	34	30
4.356% due 11/25/2035 •	63	58
6.250% due 10/25/2036	2,010	1,487
Morgan Stanley Dean Witter Capital, Inc. Trust 3.366% due 03/25/2033 ~	51	46
Morgan Stanley Mortgage Loan Trust
1.267% due 01/25/2035 •	28	25
3.506% due 07/25/2035 ~	2,309	1,876
3.764% due 06/25/2036 ~	87	80
6.000% due 10/25/2037 ^	78	55
Morgan Stanley Re-REMIC Trust
3.065% due 02/26/2037 •	178	137
3.088% due 03/26/2037 þ	95	75
5.500% due 10/26/2035 ~	9,838	8,401
Morgan Stanley Resecuritization Trust 2.247% due 01/26/2051 •	107	107
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034 ^	428	408
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.030% due 02/25/2036 ^~	413	324
Nomura Resecuritization Trust 6.500% due 10/26/2037	7,096	5,127
RBSSP Resecuritization Trust 1.877% due 02/26/2037 •	604	585
Residential Accredit Loans, Inc. Trust
1.117% due 12/25/2036 •	322	251
1.147% due 05/25/2047 •	121	98
1.157% due 06/25/2037 •	108	84
1.197% due 08/25/2037 •	291	242
1.247% due 08/25/2035 •	137	108
1.747% due 10/25/2045 •	97	77
3.967% due 02/25/2035 ^~	215	177
5.282% due 02/25/2036 ^~	110	82
8.000% due 04/25/2036 ^•	127	116
Residential Asset Securitization Trust
6.000% due 06/25/2036	190	114
6.000% due 11/25/2036 ^	133	71
6.000% due 03/25/2037 ^	110	56
6.250% due 11/25/2036 ^	91	50
6.500% due 04/25/2037 ^	1,176	475
Residential Funding Mortgage Securities, Inc. Trust
4.581% due 03/25/2035 ^~	1,097	695
6.000% due 09/25/2036 ^	227	196
Structured Adjustable Rate Mortgage Loan Trust
1.267% due 10/25/2035 •	1,150	1,002
1.682% due 06/25/2034 •	407	354
3.366% due 05/25/2035 ^•	373	273
3.691% due 07/25/2037 ^~	5	4
3.712% due 09/25/2036 ^~	3,300	2,398
3.730% due 10/25/2036 ^~	122	86
3.761% due 02/25/2036 ^~	262	212
3.926% due 10/25/2034 ~	42	41
Structured Asset Mortgage Investments Trust
1.127% due 09/25/2047 •	75	75
1.137% due 06/25/2036 •	8,344	7,893

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2020 (Unaudited)

1.137% due 07/25/2046 ^•		484	340
1.137% due 09/25/2047 •		854	721
1.147% due 05/25/2036 •		815	717
1.157% due 09/25/2047 ^•		1,195	1,107
1.167% due 05/25/2046 •		983	477
1.207% due 03/25/2037 •		133	76
1.207% due 05/25/2046 ^•		14	8
1.450% due 03/19/2034 •		264	237
1.450% due 02/19/2035 •		108	96
2.398% due 12/19/2033 •		254	228
3.625% due 02/25/2036 ^•		571	500
SunTrust Adjustable Rate Mortgage Loan Trust 3.865% due 02/25/2037 ^~		279	244
SunTrust Alternative Loan Trust 6.000% due 12/25/2035		452	426
TBW Mortgage-Backed Trust 5.965% due 07/25/2037 ~		3,775	1,638
Thornburg Mortgage Securities Trust
1.587% due 09/25/2043 •		193	177
1.687% due 09/25/2034 •		34	30
3.928% due 09/25/2037 ~		60	56
Towd Point Mortgage Funding 1.911% due 02/20/2054 •	GBP	15,412	18,606
Wachovia Mortgage Loan Trust LLC 4.260% due 10/20/2035 ~		$42	35
WaMu Mortgage Pass-Through Certificates Trust
1.217% due 12/25/2045 •		6	5
1.357% due 11/25/2045 •		195	177
1.587% due 01/25/2045 •		200	183
1.687% due 11/25/2034 •		168	151
1.727% due 10/25/2044 •		814	739
1.927% due 11/25/2034 •		464	417
2.484% due 11/25/2046 •		240	200
2.716% due 06/25/2047 ^•		56	17
2.776% due 07/25/2047 •		14,338	11,106
2.966% due 08/25/2046 •		1,270	1,121
3.166% due 11/25/2042 •		21	18
3.523% due 12/25/2036 ^~		140	116
3.740% due 12/25/2036 ^~		1,134	982
3.881% due 08/25/2036 ^~		109	90
4.448% due 08/25/2033 ~		216	203
Washington Mutual Mortgage Pass-Through Certificates Trust
1.397% due 05/25/2035 ^•		368	286
2.666% due 04/25/2047 •		373	266
2.736% due 04/25/2047 •		546	391
4.241% due 09/25/2036 ^þ		151	63
Wells Fargo Alternative Loan Trust 4.750% due 07/25/2037 ^~		50	43
Wells Fargo Mortgage-Backed Securities Trust
4.547% due 10/25/2036 ^~		351	325
6.000% due 06/25/2037 ^		75	73
Total Non-Agency Mortgage-Backed Securities (Cost $256,137)			240,354
ASSET-BACKED SECURITIES 26.4%
Aames Mortgage Investment Trust
1.727% due 10/25/2035 •		200	160
2.147% due 06/25/2035 •		908	865
AASET Trust 3.967% due 05/16/2042		1,178	933
AASET U.S. Ltd. 3.844% due 01/16/2038		2,571	2,146
Accredited Mortgage Loan Trust
1.207% due 09/25/2036 •		9,990	9,338
1.427% due 09/25/2035 •		200	184
ACE Securities Corp. Home Equity Loan Trust
1.057% due 12/25/2036 •		333	112
1.087% due 07/25/2036 •		151	122
1.102% due 08/25/2036 •		557	511
1.247% due 02/25/2036 •		116	109
1.562% due 12/25/2035 •		2,000	1,663
1.567% due 02/25/2036 ^•		126	112
1.607% due 11/25/2035 •		142	137
1.847% due 12/25/2034 •		145	127
1.922% due 06/25/2034 •		132	117
1.922% due 07/25/2035 •		100	98
Aegis Asset-Backed Securities Trust
1.377% due 12/25/2035 •		200	170
1.427% due 06/25/2035 •		200	167
1.647% due 03/25/2035 •		300	277
1.947% due 03/25/2035 ^•		92	85
Ameriquest Mortgage Securities Trust 1.337% due 03/25/2036 •		301	292
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.397% due 01/25/2036 •		147	146
1.417% due 11/25/2035 •		194	184

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2020 (Unaudited)

1.467% due 09/25/2035 •		10,000	9,287
1.622% due 07/25/2035 •		480	474
2.057% due 03/25/2035 •		200	179
Amortizing Residential Collateral Trust 1.947% due 10/25/2034 •		168	153
Argent Securities Trust
1.097% due 09/25/2036 •		864	324
1.137% due 03/25/2036 •		328	209
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.177% due 01/25/2036 •		97	82
1.267% due 01/25/2036 •		3,923	3,310
1.787% due 04/25/2034 •		1,357	1,220
Asset-Backed Funding Certificates Trust
1.057% due 01/25/2037 •		444	257
1.087% due 11/25/2036 •		10,991	7,137
1.107% due 01/25/2037 •		280	163
1.167% due 01/25/2037 •		168	99
1.567% due 04/25/2034 •		82	82
1.622% due 06/25/2035 •		76	75
1.947% due 06/25/2037 •		210	180
Asset-Backed Securities Corp. Home Equity Loan Trust
1.397% due 11/25/2035 •		242	237
1.847% due 06/25/2035 •		200	185
2.822% due 09/25/2034 •		1,433	1,253
3.705% due 08/15/2033 •		23	22
Aurium CLO DAC 0.670% due 04/16/2030 •	EUR	5,300	5,559
Avery Point CLO Ltd. 2.894% due 04/25/2026 •		$1,828	1,825
Babson Euro CLO BV 0.434% due 10/25/2029 •	EUR	2,248	2,450
Basic Asset-Backed Securities Trust 1.257% due 04/25/2036 •		$102	100
Bear Stearns Asset-Backed Securities Trust
1.057% due 04/25/2031 •		46	75
1.097% due 06/25/2036 •		97	97
1.137% due 05/25/2035 •		14	14
1.147% due 12/25/2036 •		206	205
1.177% due 02/25/2037 •		10,916	8,559
1.217% due 06/25/2036 •		200	199
1.287% due 05/25/2036 ^•		87	84
1.347% due 09/25/2046 •		141	123
1.377% due 12/25/2035 •		383	383
1.397% due 08/25/2036 •		262	247
1.437% due 09/25/2035 •		6,594	6,476
1.447% due 12/25/2035 •		72	70
1.497% due 06/25/2036 •		285	280
1.647% due 11/25/2035 ^•		141	116
1.847% due 03/25/2034 •		2,757	2,511
1.907% due 04/25/2035 •		71	71
1.997% due 08/25/2037 •		7,183	5,699
2.127% due 06/25/2043 •		999	897
2.197% due 08/25/2037 •		96	90
3.157% due 10/25/2036 ~		45	31
4.200% due 07/25/2036 ~		273	261
20.383% due 03/25/2036 ^•		183	207
Business Jet Securities LLC 4.447% due 06/15/2033		5,469	4,451
Carrington Mortgage Loan Trust
1.167% due 01/25/2037 •		1,200	685
1.207% due 02/25/2037 •		1,400	1,162
1.997% due 05/25/2035 •		300	251
Catamaran CLO Ltd. 3.144% due 01/27/2028 •		400	365
Cendant Mortgage Corp. 6.000% due 07/25/2043 ~		17	18
Cent CLO Ltd. 3.105% due 10/29/2025 •		3,497	3,393
CIT Mortgage Loan Trust 2.447% due 10/25/2037 •		6,000	5,070
Citigroup Mortgage Loan Trust
1.087% due 12/25/2036 •		351	342
1.117% due 05/25/2037 •		16,564	12,587
1.207% due 01/25/2037 •		283	277
1.347% due 11/25/2046 •		202	183
1.397% due 11/25/2045 •		141	138
1.567% due 12/25/2035 •		9	9
6.351% due 05/25/2036 ^þ		161	79
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 1.877% due 05/25/2035 •		200	191
Citigroup Mortgage Loan Trust, Inc.
1.357% due 10/25/2035 •		540	539
1.667% due 09/25/2035 ^•		10	10
1.682% due 09/25/2035 ^•		500	479
CLNC FL1 Ltd. 2.000% due 08/20/2035 •		14,800	13,791

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2020 (Unaudited)

Conseco Finance Corp.
6.870% due 04/01/2030 ~	119	121
7.060% due 02/01/2031 ~	531	516
Countrywide Asset-Backed Certificates
1.087% due 06/25/2035 •	1,305	1,035
1.087% due 07/25/2037 ^•	2,943	2,644
1.097% due 07/25/2036 ^•	13	13
1.097% due 01/25/2037 •	3,923	3,724
1.097% due 05/25/2037 •	267	262
1.107% due 01/25/2034 •	25	24
1.107% due 05/25/2036 •	334	307
1.107% due 03/25/2037 •	118	114
1.117% due 03/25/2037 •	155	144
1.117% due 05/25/2037 •	46	46
1.117% due 06/25/2047 •	77	77
1.127% due 06/25/2047 •	245	239
1.147% due 09/25/2037 •	4,486	3,452
1.167% due 09/25/2037 ^•	162	132
1.167% due 09/25/2047 ^•	1,412	1,169
1.177% due 10/25/2047 •	319	294
1.197% due 01/25/2046 ^•	4,344	3,571
1.197% due 06/25/2047 •	243	204
1.247% due 07/25/2036 •	134	130
1.297% due 04/25/2036 •	17	17
1.347% due 06/25/2036 •	300	281
1.397% due 03/25/2036 •	1,400	1,199
1.397% due 03/25/2047 ^•	80	58
1.437% due 02/25/2036 •	183	179
1.447% due 03/25/2036 •	4,898	4,443
1.607% due 12/25/2035 •	229	228
1.997% due 08/25/2035 •	58	57
2.447% due 02/25/2035 •	300	284
4.566% due 10/25/2046 ^~	14,263	12,814
Countrywide Asset-Backed Certificates Trust
1.077% due 04/25/2046 •	5,307	4,415
1.087% due 02/25/2037 •	9,038	7,629
1.097% due 09/25/2046 •	3,904	3,761
1.097% due 03/25/2047 ^•	141	134
1.137% due 06/25/2047 •	137	134
1.407% due 05/25/2036 •	501	483
1.477% due 02/25/2036 •	200	194
1.677% due 07/25/2035 •	400	362
1.747% due 08/25/2047 •	526	498
2.297% due 04/25/2035 •	200	188
Countrywide Asset-Backed Certificates Trust, Inc.
1.667% due 07/25/2034 •	112	107
1.847% due 10/25/2034 •	55	47
Countrywide Asset-Backed Certificates, Inc. 1.922% due 02/25/2034 •	61	60
Credit-Based Asset Servicing & Securitization LLC
1.067% due 07/25/2037 •	12	7
1.167% due 07/25/2037 •	258	155
2.087% due 07/25/2036 •	1	1
CVP Cascade CLO Ltd. 2.993% due 01/16/2026 •	2,380	2,369
Delta Funding Home Equity Loan Trust 2.299% due 08/15/2030 •	50	45
ECMC Group Student Loan Trust 1.697% due 02/27/2068 •	6,992	6,666
EMC Mortgage Loan Trust 1.687% due 05/25/2040 •	11	10
First Franklin Mortgage Loan Trust
1.087% due 12/25/2036 •	279	151
1.097% due 07/25/2036 •	28	28
1.107% due 04/25/2036 •	179	159
1.187% due 04/25/2036 •	400	295
1.187% due 08/25/2036 •	275	235
1.307% due 10/25/2035 •	86	83
1.307% due 11/25/2035 •	168	145
1.622% due 06/25/2036 •	110	107
1.682% due 09/25/2035 •	39	39
1.757% due 04/25/2035 •	139	138
1.817% due 09/25/2034 •	170	166
1.892% due 03/25/2035 •	100	93
2.147% due 01/25/2035 •	122	113
2.372% due 10/25/2034 •	613	571
First NLC Trust
1.017% due 08/25/2037 •	56	29
1.883% due 05/25/2035 •	876	749
FIRSTPLUS Home Loan Owner Trust 7.320% due 11/10/2023 ^	6	1
Fremont Home Loan Trust
1.097% due 01/25/2037 •	260	123
1.107% due 08/25/2036 •	216	79
1.117% due 02/25/2036 •	55	49
1.117% due 02/25/2037 •	882	398

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2020 (Unaudited)

1.217% due 02/25/2036 •	300	215
1.217% due 04/25/2036 •	3,000	2,238
1.682% due 07/25/2035 •	2,356	2,255
1.737% due 12/25/2029 •	7	6
Gallatin CLO Ltd. 2.881% (US0003M + 1.050%) due 07/15/2027 ~	7,547	7,390
GE-WMC Asset-Backed Pass-Through Certificates 1.197% due 12/25/2035 •	1,374	1,345
GSAA Home Equity Trust 1.067% due 04/25/2047 •	171	149
GSAMP Trust
1.037% due 01/25/2037 •	2,828	1,638
1.067% due 12/25/2036 •	968	491
1.097% due 06/25/2036 •	89	88
1.097% due 09/25/2036 •	350	141
1.097% due 12/25/2046 •	601	326
1.107% due 05/25/2046 •	22	21
1.147% due 11/25/2036 •	183	97
1.177% due 12/25/2046 •	180	99
1.187% due 12/25/2035 •	33	33
1.187% due 06/25/2036 •	265	161
1.217% due 04/25/2036 •	334	242
2.597% due 10/25/2034 •	32	30
Home Equity Asset Trust 2.042% due 05/25/2035 •	200	192
Home Equity Loan Trust
1.177% due 04/25/2037 •	742	666
1.287% due 04/25/2037 •	500	325
Home Equity Mortgage Loan Asset-Backed Trust
1.087% due 11/25/2036 •	413	367
1.107% due 11/25/2036 •	343	249
1.267% due 04/25/2037 •	307	243
HSI Asset Securitization Corp. Trust
1.057% due 12/25/2036 •	228	79
1.117% due 12/25/2036 •	1,037	367
1.167% due 12/25/2036 •	691	250
1.337% due 11/25/2035 •	265	244
IXIS Real Estate Capital Trust 1.577% due 02/25/2036 •	206	200
JPMorgan Mortgage Acquisition Trust
1.107% due 01/25/2036 •	46	46
1.107% due 06/25/2036 •	2	2
1.117% due 04/25/2036 •	46	46
1.207% due 03/25/2037 •	300	273
1.207% due 06/25/2037 •	300	286
1.217% due 04/25/2036 •	193	189
1.217% due 05/25/2036 •	542	530
1.217% due 07/25/2036 •	200	170
1.227% due 01/25/2037 •	200	183
6.337% due 08/25/2036 ^þ	118	81
Lehman ABS Mortgage Loan Trust
1.037% due 06/25/2037 •	228	160
1.147% due 06/25/2037 •	184	131
Lehman XS Trust
1.097% due 04/25/2037 ^•	114	114
1.117% due 12/25/2036 •	1,034	1,027
1.117% due 02/25/2037 ^•	1,489	999
LoanCore Issuer Ltd. 1.835% due 05/15/2028 •	10,700	10,108
Long Beach Mortgage Loan Trust
1.507% due 07/25/2031 •	98	96
1.592% due 11/25/2035 •	320	315
1.707% due 08/25/2045 •	80	78
1.997% due 06/25/2035 •	500	445
2.222% due 02/25/2035 •	12,750	11,552
2.372% due 03/25/2032 •	216	215
Loomis Sayles CLO Ltd. 3.231% due 04/15/2028 •	550	494
M360 Advisors LLC 4.395% due 07/24/2028	2,543	2,518
MACH Cayman Ltd. 3.474% due 10/15/2039	2,419	1,694
MAPS Ltd. 4.212% due 05/15/2043	3,922	2,974
MASTR Asset-Backed Securities Trust
1.057% due 08/25/2036 •	176	83
1.097% due 08/25/2036 •	290	139
1.127% due 02/25/2036 •	379	168
1.187% due 06/25/2036 •	169	88
1.187% due 08/25/2036 •	174	85
1.447% due 10/25/2035 ^•	273	229
1.447% due 11/25/2035 •	9,903	6,593
1.517% due 01/25/2036 •	300	279
1.547% due 01/25/2036 •	48	48
1.697% due 12/25/2034 ^•	18	16

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2020 (Unaudited)

Merrill Lynch Mortgage Investors Trust
1.187% due 08/25/2037 •	898	518
1.257% due 08/25/2036 •	4	4
1.397% due 02/25/2047 •	1,080	691
1.667% due 05/25/2036 •	198	186
MESA Trust 1.747% due 12/25/2031 •	395	383
METAL LLC 4.581% due 10/15/2042	3,395	2,776
Mid-State Capital Corp. Trust 6.005% due 08/15/2037	480	499
Morgan Stanley ABS Capital, Inc. Trust
1.017% due 10/25/2036 •	91	43
1.057% due 10/25/2036 •	756	406
1.087% due 10/25/2036 •	2,718	1,301
1.087% due 11/25/2036 •	243	127
1.097% due 06/25/2036 •	255	163
1.097% due 09/25/2036 •	384	163
1.097% due 10/25/2036 •	221	120
1.097% due 11/25/2036 •	1,256	723
1.127% due 03/25/2037 •	400	187
1.147% due 02/25/2037 •	137	74
1.167% due 11/25/2036 •	1,461	771
1.197% due 03/25/2037 •	400	190
1.257% due 12/25/2035 •	314	297
1.847% due 05/25/2034 •	94	84
1.877% due 03/25/2035 •	129	128
1.937% due 06/25/2035 •	371	361
1.997% due 04/25/2035 •	200	167
2.197% due 07/25/2037 •	400	294
2.597% due 03/25/2034 •	169	169
Morgan Stanley Capital, Inc. Trust 1.237% due 01/25/2036 •	1,042	966
Morgan Stanley Dean Witter Capital, Inc. Trust 2.297% due 02/25/2033 •	531	510
Morgan Stanley Home Equity Loan Trust
1.107% due 04/25/2036 •	117	88
1.117% due 04/25/2037 •	613	331
1.177% due 04/25/2037 •	204	111
Morgan Stanley Mortgage Loan Trust
1.177% due 02/25/2037 •	136	55
1.307% due 04/25/2037 •	267	102
2.783% due 11/25/2036 ^•	259	109
5.965% due 09/25/2046 ^þ	364	174
Mountain View CLO Ltd. 2.631% due 10/15/2026 •	461	456
New Century Home Equity Loan Trust
1.622% due 06/25/2035 •	75	75
1.922% due 10/25/2033 •	1,571	1,444
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.357% due 02/25/2036 •	95	92
6.032% due 10/25/2036 ^þ	164	64
NovaStar Mortgage Funding Trust
1.247% due 06/25/2036 •	117	92
1.652% due 01/25/2036 •	7,500	7,075
OneMain Financial Issuance Trust 2.370% due 09/14/2032	4,469	4,396
Option One Mortgage Loan Trust
1.087% due 01/25/2037 •	67	43
1.117% due 05/25/2037 •	171	93
1.167% due 01/25/2037 •	268	174
1.277% due 04/25/2037 •	120	75
1.307% due 01/25/2036 •	300	232
1.712% due 08/25/2035 •	400	337
Option One Mortgage Loan Trust Asset-Backed Certificates
1.387% due 11/25/2035 •	126	125
1.407% due 11/25/2035 •	3,100	2,747
Ownit Mortgage Loan Trust 1.547% due 10/25/2036 ^•	196	166
Park Place Securities, Inc. 1.437% due 09/25/2035 •	200	172
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.437% due 08/25/2035 •	200	174
1.437% due 09/25/2035 •	500	456
1.742% due 07/25/2035 •	395	374
1.772% due 07/25/2035 •	950	770
1.892% due 06/25/2035 •	200	192
1.997% due 10/25/2034 •	500	454
2.072% due 03/25/2035 •	400	366
2.192% due 01/25/2036 •	300	290
2.747% due 12/25/2034 •	676	603
People's Choice Home Loan Securities Trust 1.667% due 05/25/2035 ^•	54	53
People's Financial Realty Mortgage Securities Trust 1.087% due 09/25/2036 •	395	135

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2020 (Unaudited)

Popular ABS Mortgage Pass-Through Trust
1.207% due 11/25/2036 •	148	141
1.337% due 02/25/2036 •	311	299
RAAC Trust
1.247% due 06/25/2044 •	48	40
1.347% due 09/25/2045 •	2,973	2,813
1.347% due 06/25/2047 •	22	22
1.977% due 11/25/2046 •	552	480
2.147% due 10/25/2045 •	206	200
2.447% due 09/25/2047 •	600	545
Renaissance Home Equity Loan Trust
5.812% due 11/25/2036 þ	530	263
6.254% due 08/25/2036 þ	9,457	5,298
7.238% due 09/25/2037 ^þ	242	125
Residential Asset Mortgage Products Trust
1.107% due 12/25/2036 •	20	20
1.107% due 02/25/2037 •	58	58
1.227% due 09/25/2036 •	159	142
1.247% due 05/25/2036 ^•	1,056	918
1.267% due 01/25/2036 •	712	605
1.427% due 09/25/2035 •	206	204
1.592% due 11/25/2035 •	132	130
1.607% due 10/25/2035 •	97	96
1.637% due 10/25/2035 •	100	92
1.847% due 08/25/2034 •	64	63
Residential Asset Securities Corp. Trust
1.077% due 11/25/2036 •	466	393
1.107% due 11/25/2036 ^•	262	252
1.117% due 11/25/2036 •	570	504
1.187% due 09/25/2036 •	425	412
1.197% due 04/25/2037 •	134	131
1.217% due 05/25/2037 •	88	86
1.227% due 06/25/2036 •	1,000	972
1.287% due 04/25/2037 •	1,600	1,379
1.327% due 02/25/2036 •	135	134
1.357% due 01/25/2036 •	75	75
1.367% due 10/25/2035 •	258	250
1.367% due 12/25/2035 •	400	376
1.387% due 11/25/2035 •	278	271
1.592% due 03/25/2035 •	511	493
1.607% due 12/25/2035 •	183	141
1.637% due 11/25/2035 •	300	282
1.787% due 12/25/2034 •	24	23
Salomon Mortgage Loan Trust 1.847% due 11/25/2033 •	123	118
Securitized Asset-Backed Receivables LLC Trust
1.037% due 07/25/2036 •	233	100
1.087% due 05/25/2036 •	504	284
1.107% due 07/25/2036 •	227	100
1.187% due 07/25/2036 •	195	88
1.197% due 05/25/2036 •	1,117	648
1.217% due 03/25/2036 •	176	153
1.607% due 08/25/2035 ^•	180	124
1.622% due 01/25/2035 •	40	36
1.907% due 01/25/2036 ^•	67	53
3.295% due 01/25/2036 ^þ	59	52
Seneca Park CLO Ltd. 2.956% due 07/17/2026 •	1,764	1,758
SG Mortgage Securities Trust
1.107% due 07/25/2036 •	30,523	8,621
1.397% due 10/25/2035 •	1,000	906
SLM Student Loan Trust 3.294% due 04/25/2023 •	3,935	3,908
Soundview Home Loan Trust
1.027% due 06/25/2037 •	54	38
1.057% due 02/25/2037 •	317	93
1.107% due 11/25/2036 •	189	185
1.127% due 02/25/2037 •	444	134
1.127% due 07/25/2037 •	2,224	1,915
1.197% due 06/25/2036 •	8,440	7,522
1.297% due 03/25/2036 •	400	365
1.772% due 06/25/2035 •	69	67
1.897% due 10/25/2037 •	329	258
South Carolina Student Loan Corp. 2.580% due 09/03/2024 •	258	256
Specialty Underwriting & Residential Finance Trust
1.097% due 09/25/2037 •	125	89
1.097% due 11/25/2037 •	846	564
1.217% due 04/25/2037 •	216	118
1.547% due 12/25/2036 •	2,819	2,579
1.922% due 12/25/2035 •	249	239
Starwood Commercial Mortgage Trust 1.785% due 07/15/2038 •	7,600	7,032
Structured Asset Investment Loan Trust
1.097% due 09/25/2036 •	163	152
1.137% due 03/25/2036 •	484	425

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2020 (Unaudited)

1.547% due 01/25/2036 •		274	261
1.667% due 05/25/2035 •		1,996	1,967
1.847% due 05/25/2035 •		600	547
1.877% due 09/25/2034 •		681	628
2.072% due 07/25/2033 •		48	46
2.222% due 12/25/2034 •		1,138	945
Structured Asset Securities Corp. Mortgage Loan Trust
1.082% due 07/25/2036 •		6,556	6,157
1.097% due 09/25/2036 •		113	104
1.117% due 12/25/2036 •		149	139
1.157% due 02/25/2037 •		562	524
1.177% due 01/25/2037 •		2,432	1,493
1.197% due 09/25/2036 •		200	193
1.847% due 08/25/2037 •		175	169
1.947% due 08/25/2037 •		476	461
Structured Asset Securities Corp. Trust 1.407% due 09/25/2035 •		700	628
THL Credit Wind River CLO Ltd. 2.701% due 10/15/2027 •		243	239
WaMu Asset-Backed Certificates WaMu Trust 1.172% due 05/25/2037 •		10,016	8,727
WAVE LLC 3.597% due 09/15/2044		2,411	1,599
Wells Fargo Home Equity Asset-Backed Securities Trust
1.277% due 05/25/2036 •		300	274
1.892% due 03/25/2035 •		962	951
1.892% due 11/25/2035 •		200	196
2.522% due 02/25/2035 •		200	190
Total Asset-Backed Securities (Cost $390,426)			374,169
SOVEREIGN ISSUES 1.2%
Corp. Financiera de Desarrollo S.A. 4.750% due 02/08/2022		7,000	7,059
Export-Import Bank of India 2.395% (US0003M + 1.020%) due 03/28/2022 ~(h)		5,000	4,849
Philippines Government International Bond 0.000% due 02/03/2023 (c)	EUR	5,300	5,542
Total Sovereign Issues (Cost $17,799)			17,450
		SHARES
PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.3%
Charles Schwab Corp. 5.000% due 12/01/2027 •(f)		4,200,000	3,532
INDUSTRIALS 0.6%
General Electric Co. 5.000% due 01/21/2021 •(f)		10,500,000	8,682
Total Preferred Securities (Cost $14,278)			12,214
SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (i) 0.9%			12,140
		PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.0%
1.553% due 05/07/2020 (c)(d)(n)		$263	263
Total Short-Term Instruments (Cost $12,403)			12,403
Total Investments in Securities (Cost $2,236,879)			2,214,815
		SHARES
INVESTMENTS IN AFFILIATES 1.4%
SHORT-TERM INSTRUMENTS 1.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.4%
PIMCO Short-Term Floating NAV Portfolio III		2,060,373	20,235

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2020 (Unaudited)

Total Short-Term Instruments (Cost $20,210)	20,235
Total Investments in Affiliates (Cost $20,210)	20,235
Total Investments 157.8% (Cost $2,257,089)	$2,235,050
Financial Derivative Instruments (k)(m) (0.9)%(Cost or Premiums, net $(1,032))	(12,147)
Other Assets and Liabilities, net (56.9)%	(806,461)
Net Assets 100.0%	$1,416,442

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Export-Import Bank of India	2.395%	03/28/2022	12/19/2019	$4,963	$4,849	0.35%
Morgan Stanley	7.500	04/02/2032	02/11/2020	6,795	6,997	0.49
$11,758	$11,846	0.84%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$12,140	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2021	$(12,384)	$12,140	$12,140
Total Repurchase Agreements	$(12,384)	$12,140	$12,140
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
GRE	1.250%	03/19/2020	06/19/2020	$(34,125)	$(34,141)
1.740	03/24/2020	04/06/2020	(13,959)	(13,964)
Total Reverse Repurchase Agreements	$(48,105)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
UBS	1.700%	03/24/2020	04/07/2020	$(33,516)	$(33,528)
Total Sale-Buyback Transactions	$(33,528)
(j)	Securities with an aggregate market value of $86,144 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(49,812) at a weighted average interest rate of 1.177%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(9) of deferred price drop.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2020 (Unaudited)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond June Futures	06/2020	199	$(37,862)	$507	$239	$(228)
U.S. Treasury 10-Year Note June Futures	06/2020	608	(84,322)	(3,917)	86	0
Total Futures Contracts	$(3,410)	$325	$(228)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Exelon Corp.	(1.000)%	Quarterly	06/20/2025	0.549%	$2,500	$(87)	$28	$(59)	$30	$0
Kraft Heinz Foods Co.	(1.000)	Quarterly	06/20/2022	0.547	5,887	(68)	7	(61)	0	(20)
$(155)	$35	$(120)	$30	$(20)
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2023	8.946%	$1,000	$167	$(264)	$(97)	$0	$(13)
General Electric Co.	1.000	Quarterly	12/20/2023	1.948	2,650	(19)	(69)	(88)	15	0
General Electric Co.	1.000	Quarterly	06/20/2024	2.039	1,550	(2)	(62)	(64)	11	0
General Electric Co.	1.000	Quarterly	12/20/2024	2.153	800	(13)	(27)	(40)	6	0
$133	$(422)	$(289)	$32	$(13)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
iTraxx Europe Main 32 5-Year Index	1.000%	Quarterly	12/20/2024	EUR	26,300	$234	$(164)	$70	$0	$(45)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.270%	Semi-Annual	03/03/2022	CAD	36,100	$0	$237	$237	$2	$0
Pay(6)	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022	35,400	155	247	402	0	(1)
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	55,000	157	360	517	0	(77)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021	$390,900	(981)	9,769	8,788	100	0
$(669)	$10,613	$9,944	$102	$(78)
Total Swap Agreements	$(457)	$10,062	$9,605	$164	$(156)
(l)	Securities with an aggregate market value of $9,937 and cash of $3,585 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2020 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	04/2020	GBP	13,415	$17,298	$634	$0
04/2020	ILS	1,840	505	0	(14)
05/2020	$6,845	AUD	10,343	0	(481)
06/2020	KRW	21,396,248	$18,043	418	0
BPS	04/2020	EUR	357	398	4	0
04/2020	$1,151	GBP	893	0	(42)
05/2020	NOK	2,660	$288	32	0
06/2020	$16,031	INR	1,160,088	0	(825)
BRC	04/2020	26,186	GBP	21,417	416	0
05/2020	GBP	21,417	$26,203	0	(418)
CBK	04/2020	BRL	67,883	14,565	1,501	0
04/2020	CAD	28,048	21,049	1,119	0
04/2020	EUR	80,458	88,238	26	(526)
04/2020	MXN	380,212	16,723	720	0
04/2020	$13,058	BRL	67,883	6	0
04/2020	19,893	CAD	28,049	38	0
04/2020	1,064	EUR	952	0	(14)
04/2020	2,812	MXN	53,822	0	(547)
04/2020	16,200	RUB	1,004,277	0	(3,439)
05/2020	CAD	28,048	$19,899	0	(39)
05/2020	NZD	23,397	14,971	1,015	0
05/2020	PEN	91,522	26,977	358	0
05/2020	$14,862	NZD	23,590	0	(791)
06/2020	INR	1,177,494	$15,627	192	0
DUB	04/2020	BRL	2,254	434	0	0
04/2020	$439	BRL	2,254	0	(6)
05/2020	BRL	2,254	$439	6	0
GLM	04/2020	RUB	775,722	10,783	926	0
04/2020	$4,698	RUB	290,841	0	(1,003)
05/2020	RUB	22,321	$277	0	(5)
05/2020	$26,429	PEN	93,586	773	0
HUS	05/2020	CAD	214	$160	8	0
JPM	05/2020	CHF	26,298	27,125	0	(256)
06/2020	$16,430	MXN	314,011	0	(3,341)
MYI	05/2020	CAD	10,170	$7,586	356	0
05/2020	$27,380	SEK	262,220	0	(848)
RYL	05/2020	SEK	262,803	$27,916	1,325	0
05/2020	$27,764	CHF	26,107	0	(582)
SCX	04/2020	RUB	519,396	$6,633	33	0
04/2020	$24,940	EUR	22,162	0	(497)
05/2020	EUR	57,701	$63,392	0	(327)
05/2020	$28,829	CAD	38,236	0	(1,646)
06/2020	18,206	KRW	21,705,739	0	(326)
SOG	06/2020	RUB	9,152	$116	1	0
SSB	04/2020	$14,979	BRL	65,629	0	(2,348)
TOR	04/2020	GBP	8,895	$11,530	482	0
UAG	05/2020	AUD	10,192	6,887	617	0
Total Forward Foreign Currency Contracts	$11,006	$(18,321)
PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 05/01/2050	$75.000	05/06/2020	162,000	$6	$0
Total Purchased Options	$6	$0

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2020 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description			Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value
BOA	Put - OTC CDX.IG-33 5-Year Index			Sell	0.800%	06/17/2020	41,900	$(43)		$(731)
BPS	Put - OTC CDX.IG-33 5-Year Index			Sell	0.800	06/17/2020	76,000	(80)		(1,327)
DUB	Put - OTC CDX.IG-33 5-Year Index			Sell	0.850	06/17/2020	77,900	(90)		(1,253)
GST	Put - OTC CDX.IG-33 5-Year Index			Sell	0.800	06/17/2020	52,500	(64)		(917)
Total Written Options								$(277)		$(4,228)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Mexico Government International Bond	1.000%	Quarterly	06/20/2024	2.001%	$100	$(2)	$(2)	$0	$(4)
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	2.474	3,100	(54)	(148)	0	(202)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	2.001	300	(5)	(7)	0	(12)
FBF	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.719	1,200	(80)	62	0	(18)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	2.301	200	(6)	(4)	0	(10)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	2.474	3,100	(48)	(154)	0	(202)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	2.175	200	(2)	(8)	0	(10)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	2.184	300	(10)	(3)	0	(13)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	2.301	2,400	(70)	(55)	0	(125)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.895	1,000	(16)	(16)	0	(32)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	2.001	100	(1)	(3)	0	(4)
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2024	2.001	100	(2)	(2)	0	(4)
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	2.175	1,400	(8)	(65)	0	(73)
Total Swap Agreements							$(304)	$(405)	$0	$(709)
(n)

Securities with an aggregate market value of $15,023 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)			Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2020

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2020 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$6,965	$0	$6,965
Corporate Bonds & Notes
Banking & Finance	0	286,094	0	286,094
Industrials	0	130,044	0	130,044
Utilities	0	2,564	0	2,564
Municipal Bonds & Notes
California	0	10,126	0	10,126
Illinois	0	1,391	0	1,391
New Jersey	0	6,967	0	6,967
New York	0	7,457	0	7,457
Ohio	0	1,179	0	1,179
Pennsylvania	0	10,852	0	10,852
Texas	0	767	0	767
Virginia	0	21,340	0	21,340
West Virginia	0	22,204	0	22,204
U.S. Government Agencies	0	768,467	0	768,467
U.S. Treasury Obligations	0	281,808	0	281,808
Non-Agency Mortgage-Backed Securities	0	240,354	0	240,354
Asset-Backed Securities	0	374,169	0	374,169
Sovereign Issues	0	17,450	0	17,450
Preferred Securities
Banking & Finance	0	3,532	0	3,532
Industrials	0	8,682	0	8,682
Short-Term Instruments
Repurchase Agreements	0	12,140	0	12,140
U.S. Treasury Bills	0	263	0	263
	$0	$2,214,815	$0	$2,214,815
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$20,235	$0	$0	$20,235
Total Investments	$20,235	$2,214,815	$0	$2,235,050
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	325	164	0	489
Over the counter	0	11,006	0	11,006
	$325	$11,170	$0	$11,495
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(228)	(156)	0	(384)
Over the counter	0	(23,258)	0	(23,258)
	$(228)	$(23,414)	$0	$(23,642)
Total Financial Derivative Instruments	$97	$(12,244)	$0	$(12,147)
Totals	$20,332	$2,202,571	$0	$2,222,903

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO Fixed Income SHares: Series R	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 171.4% ¤
CORPORATE BONDS & NOTES 5.0%
BANKING & FINANCE 4.2%
AerCap Ireland Capital DAC 4.625% due 10/30/2020		$100	$97
Deutsche Bank AG 4.250% due 10/14/2021		1,400	1,333
ING Bank NV 2.625% due 12/05/2022		400	419
International Lease Finance Corp. 8.250% due 12/15/2020		100	99
Jyske Realkredit A/S 1.000% due 10/01/2050	DKK	3,273	465
Lloyds Banking Group PLC 1.995% (US0003M + 0.800%) due 06/21/2021 ~		$200	195
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	3,275	466
Nykredit Realkredit A/S
1.000% due 10/01/2050		7,714	1,100
2.500% due 10/01/2047		48	7
Realkredit Danmark A/S 2.500% due 07/01/2047		32	5
Royal Bank of Scotland Group PLC
2.766% (US0003M + 1.550%) due 06/25/2024 ~		$300	272
4.519% due 06/25/2024 •		200	202
UniCredit SpA 7.830% due 12/04/2023		600	642
			5,302
INDUSTRIALS 0.0%
YPF S.A.
33.161% (BADLARPP + 4.000%) due 09/24/2020 «~	ARS	1,040	12
35.421% (BADLARPP + 6.000%) due 03/04/2021 ~		1,320	15
			27
UTILITIES 0.8%
AT&T, Inc.
5.150% due 02/15/2050		$300	360
5.300% due 08/15/2058		100	118
Petrobras Global Finance BV
5.093% due 01/15/2030		442	405
6.125% due 01/17/2022		68	68
Sempra Energy 1.191% (US0003M + 0.450%) due 03/15/2021 ~		100	99
			1,050
Total Corporate Bonds & Notes (Cost $6,535)			6,379
U.S. GOVERNMENT AGENCIES 28.4%
Fannie Mae
1.392% due 02/25/2037 •		26	26
3.253% due 10/01/2044 •		3	3
Fannie Mae, TBA 3.000% due 06/01/2040		9,200	9,614
Freddie Mac
3.654% due 07/01/2036 •		36	37
3.806% due 09/01/2036 •		28	28
Ginnie Mae 2.266% due 08/20/2068 •		550	531
Uniform Mortgage-Backed Security 3.500% due 12/01/2045 - 01/01/2048		658	699
Uniform Mortgage-Backed Security, TBA
2.500% due 06/01/2050		15,600	16,101
4.000% due 05/01/2050		8,500	9,074
Total U.S. Government Agencies (Cost $35,406)			36,113
U.S. TREASURY OBLIGATIONS 116.5%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022 (f)(h)		5,824	5,740

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2020 (Unaudited)

0.125% due 04/15/2022 (d)		10,917	10,763
0.125% due 01/15/2023		5,187	5,124
0.125% due 07/15/2026		6,015	6,074
0.125% due 01/15/2030		652	672
0.250% due 07/15/2029 (d)		13,009	13,524
0.375% due 07/15/2025		1,605	1,638
0.375% due 01/15/2027 (d)		10,262	10,512
0.375% due 07/15/2027 (d)		8,478	8,729
0.500% due 01/15/2028		4,737	4,940
0.625% due 07/15/2021 (h)		343	340
0.625% due 01/15/2026 (d)		9,965	10,299
0.625% due 02/15/2043 (h)		3,164	3,474
0.750% due 07/15/2028 (h)		730	781
0.750% due 02/15/2042		1,701	1,906
0.750% due 02/15/2045		3,669	4,199
0.875% due 02/15/2047		1,063	1,267
1.000% due 02/15/2046		4,790	5,825
1.000% due 02/15/2048		1,345	1,659
1.000% due 02/15/2049 (d)		2,798	3,484
1.125% due 01/15/2021		1,769	1,751
1.375% due 02/15/2044 (d)		8,467	10,871
1.750% due 01/15/2028 (d)		17,797	20,260
2.000% due 01/15/2026		1,966	2,188
2.125% due 02/15/2040 (h)		430	601
2.125% due 02/15/2041		3,027	4,218
2.500% due 01/15/2029		3,146	3,865
3.375% due 04/15/2032 (d)		371	524
3.625% due 04/15/2028		2,089	2,691
Total U.S. Treasury Obligations (Cost $139,675)			147,919
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
Banc of America Funding Trust 3.790% due 01/20/2047 ~		629	533
Citigroup Mortgage Loan Trust 1.827% due 06/25/2047 •		247	242
Countrywide Alternative Loan Trust 0.968% due 12/20/2046 ^•		911	676
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	128	117
GSR Mortgage Loan Trust 4.098% due 09/25/2035 ~		$17	16
HarborView Mortgage Loan Trust 1.373% due 06/20/2035 •		407	382
IndyMac Mortgage Loan Trust 1.787% due 05/25/2034 •		815	681
MortgageIT Trust 1.952% due 12/25/2034 •		17	16
Residential Accredit Loans, Inc. Trust 1.127% due 06/25/2046 •		232	68
Towd Point Mortgage Funding 1.911% due 02/20/2054 •	GBP	725	875
Total Non-Agency Mortgage-Backed Securities (Cost $3,792)			3,606
ASSET-BACKED SECURITIES 7.2%
Asset-Backed Funding Certificates Trust 1.547% due 10/25/2034 •		$22	20
CIT Mortgage Loan Trust 2.297% due 10/25/2037 •		468	455
Citigroup Mortgage Loan Trust
1.027% due 01/25/2037 •		190	140
1.092% due 09/25/2036 •		530	479
Citigroup Mortgage Loan Trust, Inc. 1.407% due 10/25/2035 ^•		500	394
Countrywide Asset-Backed Certificates Trust 1.477% due 02/25/2036 •		500	486
Dryden Senior Loan Fund 2.731% due 10/15/2027 •		687	659
Evans Grove CLO Ltd. 2.533% due 05/28/2028 •		1,600	1,555
First Franklin Mortgage Loan Trust 1.772% due 01/25/2035 •		6	6
Home Equity Asset Trust 1.802% due 08/25/2034 •		69	66
LoanCore Issuer Ltd. 1.835% due 05/15/2036 •		500	487
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	250	257
Massachusetts Educational Financing Authority 2.744% due 04/25/2038 •		$42	42
Morgan Stanley ABS Capital, Inc. Trust 1.607% due 01/25/2035 •		268	236
Mountain View CLO Ltd. 2.668% due 10/13/2027 •		190	182

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2020 (Unaudited)

Nomura Home Equity Loan, Inc. Home Equity Loan Trust 1.457% due 05/25/2035 •		1,300	1,063
RAAC Trust 1.287% due 08/25/2036 •		65	63
Saxon Asset Securities Trust 1.667% due 05/25/2035 •		42	38
Shackleton CLO Ltd. 2.949% due 10/20/2028 •		1,500	1,429
Structured Asset Securities Corp. Mortgage Loan Trust 1.947% due 08/25/2037 •		36	34
Venture CLO Ltd. 2.413% due 02/28/2026 •		1,059	1,029
Total Asset-Backed Securities (Cost $9,516)			9,120
SOVEREIGN ISSUES 8.8%
Argentina Government International Bond
36.575% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,656	13
38.039% (ARLLMONP) due 06/21/2020 ~		27,799	202
42.781% (BADLARPP) due 10/04/2022 ~		100	1
Australia Government International Bond
1.250% due 02/21/2022 (b)	AUD	884	549
3.000% due 09/20/2025 (b)		1,942	1,370
Autonomous City of Buenos Aires Argentina 37.247% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	7,510	70
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2020 (a)	BRL	1,317	252
Canada Government Real Return Bond 4.250% due 12/01/2026	CAD	934	832
France Government International Bond 2.100% due 07/25/2023	EUR	343	409
Japan Government International Bond
0.100% due 03/10/2028	JPY	221,970	2,063
0.100% due 03/10/2029		131,859	1,223
Mexico Government International Bond 7.750% due 05/29/2031	MXN	8,021	351
New Zealand Government International Bond
2.000% due 09/20/2025 (b)	NZD	440	288
2.500% due 09/20/2035 (b)		429	322
3.000% due 09/20/2030 (b)		1,308	984
Peru Government International Bond 5.940% due 02/12/2029	PEN	900	281
Qatar Government International Bond 3.875% due 04/23/2023		$300	309
United Kingdom Gilt 0.125% due 08/10/2048	GBP	740	1,604
Total Sovereign Issues (Cost $13,291)			11,123
SHORT-TERM INSTRUMENTS 2.7%
REPURCHASE AGREEMENTS (c) 2.7%			3,457
Total Short-Term Instruments (Cost $3,457)			3,457
Total Investments in Securities (Cost $211,672)			217,717
Total Investments 171.4% (Cost $211,672)			$217,717
Financial Derivative Instruments (e)(g) (0.5)%(Cost or Premiums, net $(407))			(679)
Other Assets and Liabilities, net (70.9)%			(90,077)
Net Assets 100.0%			$126,961

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.
(b)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$457	U.S. Treasury Inflation Protected Securities 1.250% due 07/15/2020	$(470)	$457	$457
TDM	0.000	03/31/2020	04/01/2020	3,000	U.S. Treasury Bonds 3.000% due 05/15/2047	(3,109)	3,000	3,000
Total Repurchase Agreements	$(3,579)	$3,457	$3,457
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.960%	03/27/2020	04/15/2020	$(3,883)	$(3,884)
IND	0.450	03/30/2020	05/26/2020	(595)	(595)
Total Reverse Repurchase Agreements	$(4,479)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BOS	0.250%	03/31/2020	04/01/2020	$(1,282)	$(1,282)
BPG	0.700	03/16/2020	04/16/2020	(2,203)	(2,204)
1.200	03/17/2020	04/17/2020	(313)	(314)
1.700	01/21/2020	04/21/2020	(19,345)	(19,409)
1.730	02/05/2020	04/03/2020	(1,630)	(1,634)
1.730	02/11/2020	04/09/2020	(2,755)	(2,762)
1.750	02/21/2020	04/03/2020	(1,463)	(1,466)
MSC	0.960	03/11/2020	04/13/2020	(9,642)	(9,648)
TDL	1.690	01/16/2020	04/14/2020	(11,975)	(12,017)
1.700	02/03/2020	04/03/2020	(987)	(989)
Total Sale-Buyback Transactions	$(51,725)
(d)	Securities with an aggregate market value of $56,221 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(51,170) at a weighted average interest rate of 1.669%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(31) of deferred price drop.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note June 2020 Futures	$111.000	05/22/2020	3	$6	$0	$0
Call - CBOT U.S. Treasury 2-Year Note June 2020 Futures	118.000	05/22/2020	4	8	0	0

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2020 (Unaudited)

Put - CBOT U.S. Treasury 5-Year Note June 2020 Futures	108.000	05/22/2020	4	4	0	0
Put - CBOT U.S. Treasury 5-Year Note June 2020 Futures	111.750	05/22/2020	31	31	0	1
Put - CBOT U.S. Treasury 5-Year Note June 2020 Futures	113.000	05/22/2020	24	24	0	1
Call - CBOT U.S. Treasury 10-Year Note June 2020 Futures	149.000	05/22/2020	4	4	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2020 Futures	149.500	05/22/2020	29	29	0	2
Call - CBOT U.S. Treasury 10-Year Note June 2020 Futures	154.000	05/22/2020	121	121	1	8
Call - CBOT U.S. Treasury 10-Year Note June 2020 Futures	200.000	05/22/2020	35	35	31	1
Call - CBOT U.S. Treasury 10-Year Note June 2020 Futures	205.000	05/22/2020	89	89	2	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2020 Futures	125.000	05/22/2020	238	238	2	0
Total Purchased Options	$36	$14
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 113.200 on Euro-Schatz June 2020 Futures (1)	05/2020	196	$5	$4	$3	$0
Call Options Strike @ EUR 116.500 on Euro-Schatz June 2020 Futures (1)	05/2020	211	2	1	1	0
Call Options Strike @ EUR 139.500 on Euro-Bobl June 2020 Futures (1)	05/2020	57	3	3	2	0
Call Options Strike @ EUR 172.000 on Euro-BTP Italy Government Bond June 2020 Futures (1)	05/2020	3	0	0	0	0
Euro-Bund 10-Year Bond June Futures	06/2020	34	6,469	(34)	39	(41)
Put Options Strike @ EUR 158.000 on Euro-Bund 10-Year Bond June 2020 Futures (1)	05/2020	106	9	8	0	(5)
Put Options Strike @ GBP 126.500 on United Kingdom Long Gilt June 2020 Futures (1)	05/2020	7	0	0	0	0
U.S. Treasury 5-Year Note June Futures	06/2020	61	7,647	310	0	(3)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2020	74	16,419	869	0	(241)
United Kingdom Long Gilt June Futures	06/2020	7	1,184	19	4	(4)
$1,180	$49	$(294)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note June Futures	06/2020	10	$(720)	$(3)	$0	$0
Australia Government 10-Year Bond June Futures	06/2020	7	(648)	8	0	(9)
Euro-BTP Italy Government Bond June Futures	06/2020	3	(468)	20	8	0
Euro-OAT France Government 10-Year Bond June Futures	06/2020	2	(369)	7	3	(1)
Euro-Schatz June Futures	06/2020	352	(43,554)	(11)	19	(27)
Japan Government 10-Year Bond June Futures	06/2020	2	(2,838)	54	3	(7)
U.S. Treasury 2-Year Note June Futures	06/2020	7	(1,543)	(28)	0	0
U.S. Treasury 10-Year Note June Futures	06/2020	333	(46,183)	(1,170)	49	(3)
U.S. Treasury 30-Year Bond June Futures	06/2020	64	(11,460)	(792)	106	0
$(1,915)	$188	$(47)
Total Futures Contracts	$(735)	$237	$(341)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin (7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.688%	EUR	110	$2	$(2)	$0	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2020	1.362	$100	(3)	3	0	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	1.948	100	(5)	2	(3)	1	0
$(6)	$3	$(3)	$1	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin (7)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-33 5-Year Index	(5.000)%	Quarterly	12/20/2024	$2,548	$(153)	$304	$151	$34	$0

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2020 (Unaudited)

CDX.HY-34 5-Year Index	(5.000)	Quarterly		06/20/2025		800	32	17	49	11	0
							$(121)	$321	$200	$45	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin (7)
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
iTraxx Europe Main 32 5-Year Index	1.000%	Quarterly		12/20/2024	EUR	500	$7	$(6)	$1	$0	$(1)
INTEREST RATE SWAPS
										Variation Margin (7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$1,190	$2	$(420)	$(418)	$36	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		1,100	3	(512)	(509)	35	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,200	4	(141)	(137)	0	(5)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	03/12/2021		$80,240	114	672	786	20	0
Receive(8)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2021		80,400	(398)	(302)	(700)	0	(21)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		3,400	8	184	192	3	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		4,700	6	255	261	3	0
Pay	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		2,000	0	174	174	2	0
Pay	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		2,000	0	176	176	2	0
Pay	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		2,000	0	182	182	1	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		3,000	(24)	273	249	1	0
Pay	3-Month USD-LIBOR	1.849	Semi-Annual	02/24/2025		2,500	0	163	163	1	0
Receive	3-Month USD-LIBOR	1.404	Semi-Annual	03/12/2025		16,430	(115)	(635)	(750)	0	(2)
Pay(8)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		16,400	335	291	626	0	(1)
Receive(8)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		5,900	67	(585)	(518)	9	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		1,140	(31)	(63)	(94)	2	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		2,100	116	(402)	(286)	8	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		700	(3)	(258)	(261)	21	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		400	(1)	(147)	(148)	12	0
Pay	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	1,070	(6)	28	22	1	0
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		940	23	(75)	(52)	0	(3)
Receive(8)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/17/2050		1,300	(52)	(137)	(189)	0	(6)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	172,740	(3)	(36)	(39)	0	(1)
Pay	CPTFEMU	1.535	Maturity	03/15/2028	EUR	600	0	68	68	0	0
Pay	CPTFEMU	1.620	Maturity	05/15/2028		620	0	77	77	0	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033		300	(1)	(53)	(54)	1	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		160	1	68	69	0	(4)
Pay	CPTFEMU	1.945	Maturity	11/15/2048		170	0	74	74	0	(3)
Pay	CPTFEMU	1.950	Maturity	11/15/2048		250	1	108	109	0	(4)
Pay	CPTFEMU	1.387	Maturity	08/15/2049		170	0	23	23	0	(3)
Pay	CPTFEMU	1.450	Maturity	02/15/2050		200	1	32	33	0	(9)
Receive	CPURNSA	1.350	Maturity	07/05/2020		$4,000	0	(12)	(12)	29	0
Receive	CPURNSA	1.721	Maturity	07/15/2020		200	0	(1)	(1)	2	0
Receive	CPURNSA	2.168	Maturity	07/15/2020		1,700	0	(18)	(18)	16	0
Receive	CPURNSA	2.027	Maturity	11/23/2020		1,400	0	(26)	(26)	11	0
Receive	CPURNSA	2.021	Maturity	11/25/2020		1,300	0	(24)	(24)	10	0
Pay	CPURNSA	1.200	Maturity	02/28/2021		3,100	0	63	63	0	(1)
Receive	CPURNSA	1.875	Maturity	03/14/2021		300	0	(7)	(7)	0	0
Receive	CPURNSA	1.927	Maturity	03/18/2021		600	0	(16)	(16)	0	0
Receive	CPURNSA	1.432	Maturity	07/25/2021		1,300	0	(32)	(32)	0	(2)
Receive	CPURNSA	1.550	Maturity	07/26/2021		900	30	(38)	(8)	0	(2)
Receive	CPURNSA	1.432	Maturity	08/06/2021		1,100	0	(27)	(27)	0	(2)
Receive	CPURNSA	1.603	Maturity	09/12/2021		770	23	(34)	(11)	0	(2)
Receive	CPURNSA	1.592	Maturity	09/20/2021		600	0	(17)	(17)	0	(1)
Receive	CPURNSA	1.488	Maturity	10/01/2021		2,400	0	(65)	(65)	0	(5)
Receive	CPURNSA	2.210	Maturity	02/05/2023		3,240	0	(208)	(208)	0	(5)
Receive	CPURNSA	2.220	Maturity	04/13/2023		318	0	(22)	(22)	0	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		2,200	0	314	314	10	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		2,000	0	229	229	9	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		1,000	0	92	92	5	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		1,300	0	128	128	6	0
Pay	CPURNSA	1.883	Maturity	11/20/2029		500	1	41	42	2	0
Receive	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	150	0	0	0	0	0
Receive	FRCPXTOB	1.160	Maturity	08/15/2020		40	0	(1)	(1)	0	0
Receive	FRCPXTOB	1.345	Maturity	06/15/2021		600	0	(19)	(19)	0	(1)
Pay	FRCPXTOB	1.410	Maturity	11/15/2039		600	0	61	61	0	(6)
Pay	UKRPI	3.850	Maturity	09/15/2024	GBP	1,900	(1)	119	118	2	0
Pay	UKRPI	3.603	Maturity	11/15/2028		60	0	4	4	0	0
Pay	UKRPI	3.718	Maturity	12/15/2028		10	0	1	1	0	0
Pay	UKRPI	3.438	Maturity	01/15/2030		3,000	0	60	60	2	0
Pay	UKRPI	3.480	Maturity	01/15/2030		2,100	28	29	57	1	0

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2020 (Unaudited)

Pay	UKRPI	3.325	Maturity	08/15/2030	2,050	(5)	108	103	2	0
Pay	UKRPI	3.140	Maturity	04/15/2031	40	(4)	3	(1)	0	0
Pay	UKRPI	3.470	Maturity	09/15/2032	1,870	(2)	148	146	6	0
Pay	UKRPI	3.500	Maturity	09/15/2033	190	0	18	18	1	0
Pay	UKRPI	3.579	Maturity	10/15/2033	210	0	26	26	1	0
Pay	UKRPI	3.572	Maturity	05/15/2034	720	0	74	74	4	0
Receive	UKRPI	3.370	Maturity	01/15/2035	1,000	(4)	(43)	(47)	0	(6)
Pay	UKRPI	3.358	Maturity	04/15/2035	540	(16)	83	67	4	0
$97	$73	$170	$281	$(95)
Total Swap Agreements	$(23)	$391	$368	$327	$(96)
(f)	Securities with an aggregate market value of $226 and cash of $2,215 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.
(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	Unsettled variation margin liability of $(5) for closed futures and unsettled variation margin liability of $(3) for closed swap agreements is outstanding at period end.
(8)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	04/2020	GBP	2,251	$2,903	$106	$0
04/2020	$3,490	JPY	376,400	11	0
05/2020	JPY	376,400	$3,497	0	(9)
06/2020	PLN	239	62	4	0
BPS	04/2020	DKK	760	114	1	0
04/2020	EUR	76	83	0	0
04/2020	GBP	159	195	0	(3)
04/2020	NZD	2,425	1,533	86	0
04/2020	$2,989	EUR	2,682	4	(35)
04/2020	447	GBP	370	17	(4)
05/2020	EUR	125	$137	0	(1)
06/2020	PLN	205	53	3	0
BRC	04/2020	JPY	370,000	3,366	0	(75)
04/2020	$2,453	GBP	2,006	39	0
05/2020	GBP	2,006	$2,455	0	(39)
CBK	04/2020	CAD	1,212	910	48	0
04/2020	COP	5,914	2	0	0
04/2020	EUR	3,516	3,856	2	(24)
04/2020	JPY	6,400	60	0	0
04/2020	NZD	367	232	13	0
04/2020	$2	COP	5,914	0	0
04/2020	276	EUR	242	0	(9)
04/2020	143	GBP	118	3	0
05/2020	MXN	3,230	$164	29	0
05/2020	PEN	963	282	2	0
06/2020	IDR	21,478,775	1,494	186	0
07/2020	BRL	1,317	315	63	0
DUB	04/2020	250	48	0	0
04/2020	$49	BRL	250	0	(1)
05/2020	BRL	250	$49	1	0
GLM	04/2020	3,013	672	92	0
04/2020	RUB	89,019	1,331	200	0
04/2020	$1,920	AUD	3,151	19	0
04/2020	579	BRL	3,013	0	0
04/2020	79	EUR	73	2	0
04/2020	1,417	RUB	90,677	0	(265)
05/2020	AUD	3,151	$1,920	0	(19)
06/2020	SGD	9	6	0	0
07/2020	DKK	14,335	2,104	0	(20)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2020 (Unaudited)

HUS	04/2020	GBP	243	286	0	(15)
04/2020	MXN	28,310	1,242	50	0
JPM	04/2020	$207	EUR	185	0	(3)
MYI	04/2020	AUD	3,151	$2,073	135	0
04/2020	DKK	13,728	2,068	40	0
06/2020	$1,579	IDR	21,929,122	0	(244)
RYL	05/2020	1,192	MXN	23,374	0	(211)
SSB	04/2020	630	BRL	2,762	0	(99)
UAG	04/2020	1,654	NZD	2,792	12	0
05/2020	NZD	2,792	$1,653	0	(12)
Total Forward Foreign Currency Contracts	$1,168	$(1,088)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.066%	10/02/2020	43,800	$175	$645
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2050	$70.000	05/06/2020	15,400	$1	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2050	72.000	05/06/2020	7,800	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 05/01/2050	75.000	05/06/2020	8,000	0	0
$1	$0
Total Purchased Options	$176	$645
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC CDX.IG-33 5-Year Index	Buy	0.475%	04/15/2020	700	$0	$0
Put - OTC CDX.IG-33 5-Year Index	Sell	0.700	04/15/2020	700	(1)	(13)
Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	06/17/2020	600	(1)	(10)
DUB	Put - OTC CDX.IG-33 5-Year Index	Sell	0.850	06/17/2020	600	(1)	(9)
GST	Put - OTC CDX.HY-33 5-Year Index	Sell	102.000	06/17/2020	400	(2)	(41)
Call - OTC CDX.IG-33 5-Year Index	Buy	0.475	04/15/2020	700	0	0
Put - OTC CDX.IG-33 5-Year Index	Sell	0.700	04/15/2020	700	(1)	(13)
Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	06/17/2020	900	(1)	(16)
MYC	Put - OTC CDX.IG-33 5-Year Index	Sell	0.850	06/17/2020	800	(1)	(13)
$(8)	$(115)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	30,900	$(276)	$0
Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	1,400	(18)	0
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	(54)	(1)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	6,500	(47)	0
Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	500	(3)	0
Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	2,100	(39)	(17)
$(437)	$(18)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	08/27/2020	900	$(28)	$(45)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.302	10/02/2020	9,200	(175)	(570)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/25/2020	500	(15)	(25)
MYC	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/24/2020	1,100	(36)	(55)
$(254)	$(695)
Total Written Options	$(699)	$(828)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.560%	Maturity	12/17/2020	$1,700	$0	$(3)	$0	$(3)
BRC	Receive	3-Month ILS-TELBOR	0.374	Annual	06/20/2020	ILS	2,240	0	(2)	0	(2)
Pay	3-Month ILS-TELBOR	1.950	Annual	06/20/2028	480	0	15	15	0
DUB	Pay	CPURNSA	2.500	Maturity	07/15/2022	$5,000	103	(864)	0	(761)
GLM	Receive	3-Month ILS-TELBOR	0.370	Annual	06/20/2020	ILS	1,740	0	(2)	0	(2)
Pay	3-Month ILS-TELBOR	1.971	Annual	02/16/2028	890	0	24	24	0
Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028	370	0	12	12	0
JPM	Receive	3-Month ILS-TELBOR	0.420	Annual	06/20/2020	2,150	0	(2)	0	(2)
Pay	3-Month ILS-TELBOR	2.078	Annual	06/20/2028	460	0	15	15	0
MYC	Pay	CPURNSA	1.548	Maturity	12/21/2020	$4,000	0	(5)	0	(5)
Total Swap Agreements	$103	$(812)	$66	$(775)
(h)

Securities with an aggregate market value of $1,027 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)	YOY options may have a series of expirations.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,302	$0	$5,302
Industrials	0	15	12	27
Utilities	0	1,050	0	1,050
U.S. Government Agencies	0	36,113	0	36,113
U.S. Treasury Obligations	0	147,919	0	147,919
Non-Agency Mortgage-Backed Securities	0	3,606	0	3,606
Asset-Backed Securities	0	9,120	0	9,120
Sovereign Issues	0	11,123	0	11,123
Short-Term Instruments
Repurchase Agreements	0	3,457	0	3,457
Total Investments	$0	$217,705	$12	$217,717
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	237	341	0	578
Over the counter	0	1,879	0	1,879
$237	$2,220	$0	$2,457
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(341)	(96)	0	(437)
Over the counter	0	(2,691)	0	(2,691)
$(341)	$(2,787)	$0	$(3,128)
Total Financial Derivative Instruments	$(104)	$(567)	$0	$(671)
Totals	$(104)	$217,138	$12	$217,046

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO Fixed Income SHares: Series TE	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.1% ¤
MUNICIPAL BONDS & NOTES 99.5%
ALABAMA 0.7%
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	$500	$588
ARIZONA 1.5%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018 5.000% due 07/01/2028	250	291
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2012 5.000% due 12/01/2030	1,000	1,079
		1,370
CALIFORNIA 12.3%
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.000% due 04/01/2038	2,000	2,234
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 5.750% due 06/01/2029	460	460
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2042	1,000	1,123
California Health Facilities Financing Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,000	1,019
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (d)	3,000	3,444
California State General Obligation Notes, Series 2020 4.000% due 03/01/2026	570	658
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	1,300	1,528
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2039	320	397
		10,863
COLORADO 2.7%
Colorado Health Facilities Authority Revenue Bonds, Series 2013 5.000% due 12/01/2033	2,125	2,352
CONNECTICUT 1.5%
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2029	110	135
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014 5.000% due 07/01/2026	1,000	1,149
		1,284
DISTRICT OF COLUMBIA 1.1%
District of Columbia Revenue Bonds, Series 2019 5.000% due 03/01/2044	750	936
FLORIDA 3.0%
Broward County, Florida Airport System Revenue Bonds, Series 2012 5.000% due 10/01/2037	1,300	1,422
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2013 5.000% due 10/01/2028	555	629
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2029 (c)	700	561
		2,612
GEORGIA 5.2%
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	3,765	4,081
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2037	500	553
		4,634
ILLINOIS 13.4%
Chicago, Illinois General Obligation Bonds, Series 2002 5.500% due 01/01/2037	1,000	1,036

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2020 (Unaudited)

Chicago, Illinois General Obligation Bonds, Series 2017 5.750% due 01/01/2034	1,500	1,606
Chicago, Illinois General Obligation Notes, Series 2016 5.000% due 01/01/2024	1,000	1,023
Illinois Development Finance Authority Revenue Bonds, Series 1990 0.000% due 04/15/2020 (c)	1,980	1,979
Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 12/01/2037 ^(b)	1,000	276
Illinois State General Obligation Bonds, Series 2018 5.000% due 05/01/2036	1,000	1,020
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2025	2,000	2,113
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2025	1,000	1,026
Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	1,000	848
3.000% due 06/15/2034	1,180	957
		11,884
INDIANA 1.4%
Indianapolis Local Public Improvement Bond Bank Revenue Notes, Series 2019 1.450% due 06/01/2021	700	700
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	500	530
		1,230
KANSAS 2.4%
Kansas Development Finance Authority Revenue Bonds, Series 2012 5.000% due 11/15/2034	2,000	2,118
LOUISIANA 0.7%
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.000% due 06/01/2037	650	582
MARYLAND 0.5%
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	345	402
		402
MASSACHUSETTS 3.8%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2041	500	568
Massachusetts State College Building Authority Revenue Bonds, Series 2014 5.000% due 05/01/2028	2,000	2,216
Massachusetts Water Resources Authority Revenue Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2030	425	571
		3,355
MICHIGAN 4.9%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	385	479
Michigan Finance Authority Revenue Notes, Series 2014 4.000% due 10/01/2024	2,000	2,159
Michigan Finance Authority Revenue Notes, Series 2016 5.000% due 04/01/2024	1,000	1,132
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	500	598
		4,368
NEVADA 1.6%
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018 4.125% due 06/01/2058	1,250	1,386
NEW JERSEY 6.8%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017 5.000% due 03/01/2042	1,250	1,457
Atlantic City, New Jersey General Obligation Notes, (BAM Insured), Series 2017 5.000% due 03/01/2026	250	296
New Jersey Economic Development Authority Revenue Notes, Series 2016 5.000% due 06/15/2022	1,500	1,561
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.250% due 07/01/2035	1,000	1,072
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	500	562

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2020 (Unaudited)

5.000% due 06/01/2033	1,000	1,098
		6,046
NEW MEXICO 0.7%
Albuquerque Municipal School District No.12, New Mexico General Obligation Bonds, Series 2017 5.000% due 08/01/2027	500	610
NEW YORK 11.6%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012 5.000% due 11/15/2028	1,340	1,455
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 1.879% (US0001M) due 11/01/2026 ~	500	499
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	1,500	1,656
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 5.000% due 05/01/2037	345	429
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 03/15/2044	500	557
5.000% due 03/15/2029	265	335
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	1,000	1,094
New York State Thruway Authority Revenue Bonds, Series 2020 3.000% due 01/01/2048	1,000	978
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 4.000% due 12/01/2049	420	465
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2033	1,000	1,102
TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2027	1,500	1,694
		10,264
NORTH CAROLINA 1.2%
North Carolina Turnpike Authority Revenue Bonds, Series 2011 5.000% due 07/01/2024	1,000	1,048
OHIO 2.8%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
5.000% due 06/01/2032	1,000	1,245
5.000% due 06/01/2035	1,000	1,231
		2,476
PENNSYLVANIA 4.5%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,000	1,208
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012 5.000% due 01/01/2023	1,000	1,039
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 02/15/2045 (d)	1,000	1,172
Pennsylvania Turnpike Commission Revenue Bonds, (AGM Insured), Series 2019 4.000% due 12/01/2049	465	518
		3,937
PUERTO RICO 1.0%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 1.799% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,010	871
TENNESSEE 0.2%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2024	200	218
TEXAS 11.6%
Irving Hospital Authority, Texas Revenue Bonds, Series 2017 5.810% (MUNIPSA + 1.100%) due 10/15/2044 ~	1,000	996
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,159
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007 5.500% due 08/01/2025	1,000	1,133
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.250% due 12/15/2023	1,000	1,098
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	4,250	4,684

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2020 (Unaudited)

University of Texas System Revenue Bonds, Series 2020 5.000% due 08/15/2040 (a)	800	1,168
		10,238
UTAH 0.6%
Utah Transit Authority Revenue Bonds, Series 2016 4.000% due 12/15/2031	500	561
WASHINGTON 0.6%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018 4.000% due 01/01/2040 (d)	500	553
		553
WISCONSIN 1.2%
WPPI Energy, Wisconsin Revenue Bonds, Series 2013 5.000% due 07/01/2025	1,000	1,107
Total Municipal Bonds & Notes (Cost $85,372)		87,893
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (e) 0.6%		492
Total Short-Term Instruments (Cost $492)		492
Total Investments in Securities (Cost $85,864)		88,385
	SHARES
INVESTMENTS IN AFFILIATES 2.9%
SHORT-TERM INSTRUMENTS 2.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%
PIMCO Short-Term Floating NAV Portfolio III	262,729	2,580
Total Short-Term Instruments (Cost $2,577)		2,580
Total Investments in Affiliates (Cost $2,577)		2,580
Total Investments 103.0% (Cost $88,441)		$90,965
Other Assets and Liabilities, net (3.0)%		(2,628)
Net Assets 100.0%		$88,337

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^							Security is in default.
	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							When-issued security.
	(b)							Security is not accruing income as of the date of this report.
	(c)							Zero coupon security.
	(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Portfolio sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(e)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$492	U.S. Treasury Inflation Protected Securities 1.250% due 07/15/2020		$(505)	$492	$492
Total Repurchase Agreements							$(505)	$492	$492
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$588	$0	$588
	Arizona				0	1,370	0	1,370
	California				0	10,863	0	10,863
	Colorado				0	2,352	0	2,352
	Connecticut				0	1,284	0	1,284
	District of Columbia				0	936	0	936
	Florida				0	2,612	0	2,612
	Georgia				0	4,634	0	4,634
	Illinois				0	11,884	0	11,884
	Indiana				0	1,230	0	1,230
	Kansas				0	2,118	0	2,118
	Louisiana				0	582	0	582
	Maryland				0	402	0	402
	Massachusetts				0	3,355	0	3,355
	Michigan				0	4,368	0	4,368
	Nevada				0	1,386	0	1,386
	New Jersey				0	6,046	0	6,046
	New Mexico				0	610	0	610
	New York				0	10,264	0	10,264
	North Carolina				0	1,048	0	1,048
	Ohio				0	2,476	0	2,476
	Pennsylvania				0	3,937	0	3,937
	Puerto Rico				0	871	0	871
	Tennessee				0	218	0	218
	Texas				0	10,238	0	10,238
	Utah				0	561	0	561
	Washington				0	553	0	553
	Wisconsin				0	1,107	0	1,107
Short-Term Instruments
	Repurchase Agreements				0	492	0	492
					$0	$88,385	$0	$88,385
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$2,580	$0	$0	$2,580
Total Investments					$2,580	$88,385	$0	$90,965
There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of a Portfolio’s, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Portfolio or class less any liabilities by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Portfolio reserves the right to change the time as of which its respective NAV is calculated if the Portfolio closes earlier, or as permitted by the U.S Securities and Exchange Commission ("SEC").

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Portfolio is not open for business, which may result in a Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Portfolio is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Portfolio's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy,

Notes to Financial Statements (Cont.)

separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of March 31, 2020, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolios' transactions in and earnings from these affiliated issuers for the period ended March 31, 2020 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
Fixed Income SHares: Series C	$183	$9,202	$0	$0	$13	$9,398	$2	$0
Fixed Income SHares: Series LD	118	26,907	(24,300)	(40)	(1)	2,684	6	0
Fixed Income SHares: Series M	192	98,519	(78,500)	(1)	25	20,235	19	0
Fixed Income SHares: Series TE	710	16,809	(14,900)	(42)	3	2,580	9	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	RYL	NatWest Markets Plc
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London
BOS	BofA Securities, Inc.	GRE	NatWest Markets Securities Inc.	SGY	Societe Generale, NY
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SOG	Societe Generale Paris
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	TDL	Toronto Dominion Bank London
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
CFR	Credit Suisse Securities (Europe) Ltd.	JPS	J.P. Morgan Securities LLC	TOR	The Toronto-Dominion Bank
CIW	CIBC World Markets Corp.	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC
FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC
FICC	Fixed Income Clearing Corporation	RDR	RBC Capital Markets LLC

Currency Abbreviations:
ARS	Argentine Peso	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
AUD	Australian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty
BRL	Brazilian Real	INR	Indian Rupee	RUB	Russian Ruble
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CHF	Swiss Franc	KRW	South Korean Won	SGD	Singapore Dollar
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ARLLMONP	Argentina Blended Policy Rate	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	LIBOR03M	3 Month USD-LIBOR
BADLARPP	Argentina Badlar Floating Rate Notes	CPTFEMU	Eurozone HICP ex-Tobacco Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
BP0003M	3 Month GBP-LIBOR	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	UKRPI	United Kingdom Retail Prices Index
CDX.HY	Credit Derivatives Index - High Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	US0001M	1 Month USD Swap Rate
CDX.IG	Credit Derivatives Index - Investment Grade	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0003M	3 Month USD Swap Rate

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	BAM	Build America Mutual Assurance	Q-SBLF	Qualified School Bond Loan Fund

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BBR	Bank Bill Rate	NCUA	National Credit Union Administration	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali	OAT	Obligations Assimilables du Trésor	TELBOR	Tel Aviv Inter-Bank Offered Rate
CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap	YOY	Year-Over-Year
CLO	Collateralized Loan Obligation